ISI
  INTERNATIONAL STRATEGY & INVESTMENT


                                       ISI

                                 NORTH AMERICAN

                                 GOVERNMENT BOND

                                   FUND SHARES

                           (A CLASS OF NORTH AMERICAN
                           GOVERNMENT BOND FUND, INC.)

                          [North American logo omitted]

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the period ended September 30, 2000.

     The Fund seeks a high level of current income consistent with prudent investment risk by investing in government fixed-income securities of the US, Canada, and Mexico. We believe that by investing in all three North American markets, the Fund can generate a higher return over the long term than is possible from a portfolio of only US Treasury securities

     For the last twelve months, the Fund's total return was 8.67%. By comparison, the Lehman Treasury Index had a total return of 7.29% for the same period. Government Bonds have outperformed Corporate Bonds, which were up 5.84% over the last twelve months. Part of the performance differential is due to the recent heavy corporate supply but also there are the beginnings of concerns about credit quality. Given the major buildup in private debt over the last 40 years, we expect that credit problems could emerge if the economy slows down. Please see the 40 year graph of building corporate debt (above right). The high yield portion of the Corporate Bond Market is particularly sensitive to an economic slowdown. As a prelude to what might happen in a slowdown, the Lehman High Yield Corporate index is up only 0.96% over the last twelve months. The Fund's Government orientation is positive in a slowing economic environment. For more details, including our forecast for an economic slowdown, please see the ISI outlook for the US, which is part of the report that follows this letter.

U.S. Corporate Debt % GDP

[line graph omitted]
plot points as follows:

31 MAR 60         31.6
30 JUN 60         32.4
30 SEP 60         32.4
31 DEC 60         33.7
31 MAR 61         33.3
60 JUN 61         33.1
30 SEP 61         32.7
31 DEC 61         33.1
31 MAR 62         32.3
30 JUN 62         32.8
30 SEP 62         32.8
31 DEC 62         33.7
31 MAR 63         33.4
30 JUN 63         33.7
30 SEP 63         33.4
31 DEC 63         34.3
31 MAR 64         33.8
30 JUN 64         34.4
30 SEP 64         34.2
31 DEC 64         35.2
31 MAR 65         34.8
30 JUN 65         35.5
30 SEP 65         35.2
31 DEC 65         35.5
31 MAR 66         35.2
30 JUN 66         36.3
30 SEP 66         36.2
31 DEC 66         36.7
31 MAR 67         36.7
30 JUN 67         37.4
30 SEP 67         37.1
31 DEC 67         37.8
31 MAR 68         37.1
30 JUN 68         37.4
30 SEP 68         37.4
31 DEC 68         38.3
31 MAR 69         38.3
30 JUN 69         39.4
30 SEP 69         39.7
31 DEC 69         41.1
31 MAR 70         41.5
30 JUN 70         42.5
30 SEP 70         42
31 DEC 70         42.8
31 MAR 71         41.5
30 JUN 71         41.6
30 SEP 71         41.5
31 DEC 71         42.1
31 MAR 72         41.4
30 JUN 72         41.3
30 SEP 72         41.1
31 DEC 72         41.7
31 MAR 73         41.4
30 JUN 73         42.2
30 SEP 73         43.2
31 DEC 73         43.8
31 MAR 74         44.4
30 JUN 74         45.2
30 SEP 74         45.7
31 DEC 74         46
31 MAR 75         45.3
30 JUN 75         44.5
30 SEP 75         42.8
31 DEC 75         42.5
31 MAR 76         41
30 JUN 76         41.1
30 SEP 76         40.8
31 DEC 76         41.1
31 MAR 77         40.8
30 JUN 77         40.8
30 SEP 77         40.5
31 DEC 77         41.7
31 MAR 78         41.9
30 JUN 78         41.2
30 SEP 78         40.7
31 DEC 78         41
31 MAR 79         41.2
30 JUN 79         41.8
30 SEP 79         41.8
31 DEC 79         42
31 MAR 80         42
30 JUN 80         42.3
30 SEP 80         42.1
31 DEC 80         41.6
31 MAR 81         40.4
30 JUN 81         42
30 SEP 81         42.5
31 DEC 81         43.3
31 MAR 82         44.6
30 JUN 82         45.3
30 SEP 82         45.3
31 DEC 82         45.5
31 MAR 83         45.2
30 JUN 83         44.7
30 SEP 83         44.5
31 DEC 83         44.9
31 MAR 84         44.8
30 JUN 84         46
30 SEP 84         46.7
31 DEC 84         48.5
31 MAR 85         48.6
30 JUN 85         49.3
30 SEP 85         50
31 DEC 85         51.8
31 MAR 86         52.8
30 JUN 86         54.7
30 SEP 86         55.7
31 DEC 86         57.7
31 MAR 87         58.4
30 JUN 87         59.2
30 SEP 87         59.6
31 DEC 87         59.8
31 MAR 88         60.5
30 JUN 88         61.4
30 SEP 88         61.4
31 DEC 88         62.1
31 MAR 89         63
30 JUN 89         63.5
30 SEP 89         63.2
31 DEC 89         63.6
31 MAR 90         63
30 JUN 90         62.7
30 SEP 90         62.8
31 DEC 90         63.6
31 MAR 91         63
30 JUN 91         62.5
30 SEP 91         61.4
31 DEC 91         60.7
31 MAR 92         60.5
30 JUN 92         60.2
30 SEP 92         60
31 DEC 92         59.4
31 MAR 93         59.2
30 JUN 93         59.2
30 SEP 93         59.3
31 DEC 93         59.3
31 MAR 94         60
30 JUN 94         59.8
30 SEP 94         60
31 DEC 94         60.2
31 MAR 95         61.3
30 JUN 95         62.8
30 SEP 95         63.4
31 DEC 95         64.1
31 MAR 96         64.6
30 JUN 96         65.7
30 SEP 96         66.2
31 DEC 96         66.7
31 MAR 97         67
30 JUN 97         67.7
30 SEP 97         68.5
31 DEC 97         70.7
31 MAR 98         72.9
30 JUN 98         75.4
30 SEP 98         76.8
31 DEC 98         78.2
31 MAR 99         80.7
30 JUN 99         82.3
30 SEP 99         83.6
31 DEC 99         83.9
31 MAR 00         84.7
30 JUN 00         86

PORTFOLIO MANAGEMENT

     Over the years, the Government of Canada has issued bonds denominated in both Canadian dollars and US dollars. Two years ago, the yields on both types of issues were the same. Please see graph below.

 U.S. Corporate Debt % GDP
 Canada 6.75% 8/06 vs. Canada 7.00% 12/06

 [line graph omitted]
 plot points as follows:

 9/00                                                       81.68
 8/00                                                       97.42
 7/00                                                       97.15
 6/00                                                      106.56
 5/00                                                      126.99
 4/00                                                      100.86
 3/00                                                      108.96
 2/00                                                      108.34
 1/00                                                       75.56
 12/99                                                      65.79
 11/99                                                      55.24
 10/99                                                      59.1
 9/99                                                       83.53
 8/99                                                       91.41
 7/99                                                       83.78
 6/99                                                      106.87
 5/99                                                       75.6
 4/99                                                       59.35
 3/99                                                       72.74
 2/99                                                       38.62
 1/99                                                       33.8
 12/98                                                      30.29
 11/98                                                      22.45
 10/98                                                      -0.16
 9/98                                                        3.62

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

     Since then, the yields on US dollar denominated Canadian bonds have increased relative to Canadian dollar issues. A year ago the yield on the US dollar issues was 80 basis points higher; recently it has been 100 basis points (i.e. 1%) higher. The Fund has taken the opportunity offered by the higher yields to increase its holdings.

--------------------------------------------------------------------------------
                          GEOGRAPHICAL DIVERSIFICATION
                               (% OF INVESTMENTS)
--------------------------------------------------------------------------------

                    9/30/99        3/31/00      9/30/00
                    -------        -------      -------
US                    82.9%         84.6%        69.4%
Canada                 4.5%          7.5%        15.9%
Mexico                12.6%          7.9%        14.7%

     The Mexican Sector weighting has also been actively managed. The yield on Cetes (Mexican Government T-Bills) fell significantly last March when the ruling party (the PRI) held an open Primary Election to select its presidential candidate. The currency also rallied. The Fund's Mexican weighting was reduced because ISI thought the euphoria might be temporary. As the reality of a close Presidential Election reasserted itself, interest rates increased and the currency weakened. The Fund's Mexican weighting was then increased. (See Geographical Diversification table at top left.)

91 Day Mexican Cete Yield

[line graph omitted]
plot points as follows:

     10/3           16.47
     9/26           16.31
     9/19           16.76
     9/12           16.02
     9/5            15.52
     8/29           15.58
     8/22           15.79
     8/15           15.69
     8/8            15.83
     8/1            15.65
     7/25           14.67
     7/18           14.8
     7/11           14.3
     7/4            14.72
     6/27           18.07
     6/20           16.96
     6/13           16.48
     6/6            15.77
     5/30           15.79
     5/23           16
     5/16           15.9
     5/9            16.06
     5/2            14.37
     4/25           14.38
     4/17           15
     4/11           13.97
     4/4            14.13
     3/28           14.02
     3/20           14.31
     3/14           14.14
     3/7            14.29
     2/29           15.52
     2/22           16.09
     2/15           16.02
     2/8            16.44
     2/1            17.19
     1/25           17.71
     1/18           17.33
     1/11           16.98
     1/4            17.71
     12/28/00       17.44
     12/21          17.84
     12/14          17.58
     12/7           17.36
     11/30          18.01
     11/23          18.55
     11/16          18.16
     11/9           18.41
     11/11           9.59
     10/26          20.26
     10/19          20.39
     10/12          19.47
     10/52           1.06
     9/282           1.39
     9/212           1.32


     Mexican Peso
(9/30/99 - 9/29/00)

[line graph omitted]
plot points as follows:

     9/29           9.44
     9/22           9.44
     9/15           9.36
     9/8            9.31
     9/1            9.23
     8/25           9.24
     8/18           9.31
     8/11           9.27
     8/4            9.35
     7/28           9.38
     7/21           9.36
     7/14           9.38
     7/7            9.53
     6/30           9.83
     6/23           9.94
     6/16           9.88
     6/9            9.9
     6/2            9.55
     5/26           9.54
     5/19           9.59
     5/12           9.59
     5/5            9.48
     4/28           9.39
     4/21           9.4
     4/14           9.51
     4/7            9.3
     3/31           9.25
     3/24           9.22
     3/17           9.31
     3/10           9.33
     3/3            9.31
     2/25           9.38
     2/18           9.39
     2/11           9.42
     2/4            9.45
     1/28           9.59
     1/21           9.47
     1/14           9.45
     1/7            9.57
     12/31          9.51
     12/24          9.44
     12/17          9.34
     12/10          9.41
     12/3           9.45
     11/26          9.36
     11/19          9.33
     11/12          9.38
     11/5           9.49
     10/29          9.6
     10/22          9.61
     10/15          9.7
     10/8           9.46
     10/1           9.42

     With the recent election of Vicente Fox, ISI has confidence in the durability of Mexico's newly emerged open political process. At the end of September, the Fund's Mexican weighting was 14.7% of the Portfolio. For more details, please see the ISI outlook for Mexico, which may be found on Page 4.

     We would like to welcome new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/SIGNATURE R. ALAN MEDAUGH

R. Alan Medaugh
President

September 30, 2000

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

US OUTLOOK

OVERVIEW

     Three major forces are converging on the US economy that are likely to slow growth or possibly produce a recession.

     1)  The energy price rise.

     2) The global central bank tightenings.

     3) The technology industry slowdown.

     The three forces could feed on each other's power, particularly if the stock market continues to falter. The forces are global in nature, so if we get a US slowdown or recession, the same is likely for the global economy. Slow economic growth is good for low inflation. So interest rates on government bonds are likely to move lower producing capital gains for government bond investors.

THE ENERGY PRICE RISE

     Natural gas hit a new high recently joining record oil prices. The government warned that heating bills this winter could be up 25%, a forecast which could scare consumers even if it turns out to be wrong. On the corporation front, energy price increases are not easily passed on to customers because of fierce competition for market share. Corporate earnings are likely to be reduced as a result. Weaker corporate earnings typically mean a reduction in capital spending, an important part of the long economic expansion.

THE GLOBAL CENTRAL BANK TIGHTENINGS

     Swings in global growth are largely determined by swings in global interest rates. There is a tendency for central banks individually to underestimate the impact of their individual moves when other central banks are moving in the same direction. Over the past 16 months, there have been 145 central bank tightenings (European Central Bank, Korea, and Philippines last week). It takes roughly 12 months for central bank tightenings to impact economic activity. So, given that central banks are still tightening, the low spot in global growth may not be reached for another 12 months!

G7 Short Rates

[line graph omitted]
plot points as follows:

     1 JAN 93     7.58
     4 JAN 93     7.79
     5 JAN 93     7.98
     6 JAN 93     7.79
     7 JAN 93     7.72
     8 JAN 93     7.52
     11 JAN 93    7.54
     12 JAN 93    7.52
     13 JAN 93    7.53
     14 JAN 93    7.5
     15 JAN 93    7.46
     18 JAN 93    7.39
     19 JAN 93    7.38
     20 JAN 93    7.39
     21 JAN 93    7.39
     22 JAN 93    7.39
     25 JAN 93    7.47
     26 JAN 93    7.27
     27 JAN 93    7.34
     28 JAN 93    7.37
     29 JAN 93    7.43
     1 FEB 93     7.32
     2 FEB 93     7.24
     3 FEB 93     7.21
     4 FEB 93     6.96
     5 FEB 93     6.92
     8 FEB 93     6.94
     9 FEB 93     7
     10 FEB 93    7.1
     11 FEB 93    7
     12 FEB 93    7.23
     15 FEB 93    7.02
     16 FEB 93    7.02
     17 FEB 93    7.07
     18 FEB 93    7.02
     19 FEB 93    6.99
     22 FEB 93    7.01
     23 FEB 93    7.04
     24 FEB 93    7.05
     25 FEB 93    7.06
     26 FEB 93    6.99
     1 MAR 93     6.9
     2 MAR 93     6.87
     3 MAR 93     6.85
     4 MAR 93     6.89
     5 MAR 93     6.78
     8 MAR 93     6.7
     9 MAR 93     6.7
     10 MAR 93    6.7
     11 MAR 93    6.64
     12 MAR 93    6.68
     15 MAR 93    6.64
     16 MAR 93    6.69
     17 MAR 93    6.67
     18 MAR 93    6.68
     19 MAR 93    6.69
     22 MAR 93    6.69
     23 MAR 93    6.73
     24 MAR 93    6.75
     25 MAR 93    6.72
     26 MAR 93    6.65
     29 MAR 93    6.68
     30 MAR 93    6.62
     31 MAR 93    6.57
     1 APR 93     6.65
     2 APR 93     6.63
     5 APR 93     6.69
     6 APR 93     6.58
     7 APR 93     6.47
     8 APR 93     6.37
     9 APR 93     6.37
     12 APR 93    6.37
     13 APR 93    6.31
     14 APR 93    6.32
     15 APR 93    6.37
     16 APR 93    6.33
     19 APR 93    6.33
     20 APR 93    6.28
     21 APR 93    6.35
     22 APR 93    6.27
     23 APR 93    6.23
     26 APR 93    6.24
     27 APR 93    6.23
     28 APR 93    6.24
     29 APR 93    6.19
     30 APR 93    6.23
     3 MAY 93     6.22
     4 MAY 93     6.15
     5 MAY 93     6.16
     6 MAY 93     6.09
     7 MAY 93     6.08
     10 MAY 93    6.05
     11 MAY 93    6.05
     12 MAY 93    6.02
     13 MAY 93    5.99
     14 MAY 93    6.03
     17 MAY 93    6.06
     18 MAY 93    6.03
     19 MAY 93    5.99
     20 MAY 93    6
     21 MAY 93    5.98
     24 MAY 93    5.98
     25 MAY 93    6.02
     26 MAY 93    6
     27 MAY 93    6.04
     28 MAY 93    6.07
     31 MAY 93    6.07
     1 JUN 93     6.06
     2 JUN 93     6.04
     3 JUN 93     5.99
     4 JUN 93     6.03
     7 JUN 93     6.02
     8 JUN 93     6.02
     9 JUN 93     5.97
     10 JUN 93    5.9
     11 JUN 93    5.96
     14 JUN 93    5.91
     15 JUN 93    5.87
     16 JUN 93    5.84
     17 JUN 93    5.83
     18 JUN 93    5.81
     21 JUN 93    5.76
     22 JUN 93    5.76
     23 JUN 93    5.8
     24 JUN 93    5.74
     25 JUN 93    5.83
     28 JUN 93    5.8
     29 JUN 93    5.85
     30 JUN 93    5.77
     1 JUL 93     5.71
     2 JUL 93     5.69
     5 JUL 93     5.68
     6 JUL 93     5.66
     7 JUL 93     5.65
     8 JUL 93     5.71
     9 JUL 93     5.8
     12 JUL 93    5.78
     13 JUL 93    5.73
     14 JUL 93    5.76
     15 JUL 93    5.76
     16 JUL 93    5.73
     19 JUL 93    5.64
     20 JUL 93    5.67
     21 JUL 93    5.76
     22 JUL 93    5.86
     23 JUL 93    5.96
     26 JUL 93    5.92
     27 JUL 93    5.92
     28 JUL 93    5.8
     29 JUL 93    5.82
     30 JUL 93    5.8
     2 AUG 93     5.57
     3 AUG 93     5.49
     4 AUG 93     5.56
     5 AUG 93     5.66
     6 AUG 93     5.68
     9 AUG 93     5.65
     10 AUG 93    5.67
     11 AUG 93    5.52
     12 AUG 93    5.6
     13 AUG 93    5.71
     16 AUG 93    5.74
     17 AUG 93    5.63
     18 AUG 93    5.64
     19 AUG 93    5.56
     20 AUG 93    5.57
     23 AUG 93    5.54
     24 AUG 93    5.54
     25 AUG 93    5.5
     26 AUG 93    5.55
     27 AUG 93    5.6
     30 AUG 93    5.6
     31 AUG 93    5.5
     1 SEP 93     5.56
     2 SEP 93     5.57
     3 SEP 93     5.59
     6 SEP 93     5.55
     7 SEP 93     5.54
     8 SEP 93     5.54
     9 SEP 93     5.5
     10 SEP 93    5.47
     13 SEP 93    5.48
     14 SEP 93    5.53
     15 SEP 93    5.49
     16 SEP 93    5.5
     17 SEP 93    5.52
     20 SEP 93    5.48
     21 SEP 93    5.46
     22 SEP 93    5.47
     23 SEP 93    5.45
     24 SEP 93    5.48
     27 SEP 93    5.44
     28 SEP 93    5.45
     29 SEP 93    5.45
     30 SEP 93    5.45
     1 OCT 93     5.47
     4 OCT 93     5.44
     5 OCT 93     5.46
     6 OCT 93     5.39
     7 OCT 93     5.4
     8 OCT 93     5.42
     11 OCT 93    5.46
     12 OCT 93    5.43
     13 OCT 93    5.4
     14 OCT 93    5.38
     15 OCT 93    5.35
     18 OCT 93    5.35
     19 OCT 93    5.36
     20 OCT 93    5.37
     21 OCT 93    5.26
     22 OCT 93    5.2
     25 OCT 93    5.24
     26 OCT 93    5.29
     27 OCT 93    5.27
     28 OCT 93    5.28
     29 OCT 93    5.28
     1 NOV 93     5.31
     2 NOV 93     5.31
     3 NOV 93     5.3
     4 NOV 93     5.32
     5 NOV 93     5.29
     8 NOV 93     5.26
     9 NOV 93     5.28
     10 NOV 93    5.26
     11 NOV 93    5.27
     12 NOV 93    5.26
     15 NOV 93    5.26
     16 NOV 93    5.22
     17 NOV 93    5.18
     18 NOV 93    5.15
     19 NOV 93    5.19
     22 NOV 93    5.2
     23 NOV 93    5.21
     24 NOV 93    5.16
     25 NOV 93    5.16
     26 NOV 93    5.15
     29 NOV 93    5.13
     30 NOV 93    5.15
     1 DEC 93     5.11
     2 DEC 93     5.06
     3 DEC 93     5.07
     6 DEC 93     5.03
     7 DEC 93     5.02
     8 DEC 93     5
     9 DEC 93     4.96
     10 DEC 93    4.98
     13 DEC 93    5.03
     14 DEC 93    5.01
     15 DEC 93    5.01
     16 DEC 93    5.02
     17 DEC 93    5.05
     20 DEC 93    5.02
     21 DEC 93    5
     22 DEC 93    5
     23 DEC 93    4.97
     24 DEC 93    4.96
     27 DEC 93    4.96
     28 DEC 93    4.96
     29 DEC 93    4.89
     30 DEC 93    4.91
     31 DEC 93    4.86
     3 JAN 94     4.86
     4 JAN 94     4.89
     5 JAN 94     4.89
     6 JAN 94     4.88
     7 JAN 94     4.87
     10 JAN 94    4.91
     11 JAN 94    4.92
     12 JAN 94    4.86
     13 JAN 94    4.88
     14 JAN 94    4.87
     17 JAN 94    4.86
     18 JAN 94    4.87
     19 JAN 94    4.86
     20 JAN 94    4.86
     21 JAN 94    4.88
     24 JAN 94    4.88
     25 JAN 94    4.89
     26 JAN 94    4.89
     27 JAN 94    4.87
     28 JAN 94    4.87
     31 JAN 94    4.87
     1 FEB 94     4.84
     2 FEB 94     4.83
     3 FEB 94     4.91
     4 FEB 94     4.93
     7 FEB 94     4.96
     8 FEB 94     4.91
     9 FEB 94     4.91
     10 FEB 94    4.93
     11 FEB 94    4.94
     14 FEB 94    4.92
     15 FEB 94    4.95
     16 FEB 94    4.94
     17 FEB 94    4.88
     18 FEB 94    4.85
     21 FEB 94    4.86
     22 FEB 94    4.87
     23 FEB 94    4.87
     24 FEB 94    4.97
     25 FEB 94    4.95
     28 FEB 94    4.95
     1 MAR 94     4.96
     2 MAR 94     5.01
     3 MAR 94     4.95
     4 MAR 94     4.98
     7 MAR 94     4.91
     8 MAR 94     4.94
     9 MAR 94     4.93
     10 MAR 94    4.96
     11 MAR 94    4.98
     14 MAR 94    4.93
     15 MAR 94    4.98
     16 MAR 94    4.92
     17 MAR 94    4.95
     18 MAR 94    5.01
     21 MAR 94    5.01
     22 MAR 94    5.04
     23 MAR 94    5.03
     24 MAR 94    5.12
     25 MAR 94    5.16
     28 MAR 94    5.09
     29 MAR 94    5.1
     30 MAR 94    5.21
     31 MAR 94    5.16
     1 APR 94     5.19
     4 APR 94     5.21
     5 APR 94     5.24
     6 APR 94     5.17
     7 APR 94     5.18
     8 APR 94     5.16
     11 APR 94    5.16
     12 APR 94    5.11
     13 APR 94    5.09
     14 APR 94    5.09
     15 APR 94    5.09
     18 APR 94    5.15
     19 APR 94    5.18
     20 APR 94    5.16
     21 APR 94    5.16
     22 APR 94    5.12
     25 APR 94    5.14
     26 APR 94    5.14
     27 APR 94    5.13
     28 APR 94    5.1
     29 APR 94    5.14
     2 MAY 94     5.13
     3 MAY 94     5.13
     4 MAY 94     5.12
     5 MAY 94     5.14
     6 MAY 94     5.17
     9 MAY 94     5.17
     10 MAY 94    5.15
     11 MAY 94    5.08
     12 MAY 94    5.09
     13 MAY 94    5.06
     16 MAY 94    5.06
     17 MAY 94    5.03
     18 MAY 94    5.03
     19 MAY 94    5
     20 MAY 94    5.01
     23 MAY 94    5.04
     24 MAY 94    5.08
     25 MAY 94    5.06
     26 MAY 94    5.08
     27 MAY 94    5.06
     30 MAY 94    5.06
     31 MAY 94    5.06
     1 JUN 94     5.1
     2 JUN 94     5.09
     3 JUN 94     5.08
     6 JUN 94     5.03
     7 JUN 94     5.04
     8 JUN 94     5.04
     9 JUN 94     5.01
     10 JUN 94    5
     13 JUN 94    5.03
     14 JUN 94    5.02
     15 JUN 94    5.05
     16 JUN 94    5.13
     17 JUN 94    5.12
     20 JUN 94    5.23
     21 JUN 94    5.25
     22 JUN 94    5.18
     23 JUN 94    5.15
     24 JUN 94    5.18
     27 JUN 94    5.24
     28 JUN 94    5.22
     29 JUN 94    5.2
     30 JUN 94    5.2
     1 JUL 94     5.24
     4 JUL 94     5.2
     5 JUL 94     5.22
     6 JUL 94     5.19
     7 JUL 94     5.2
     8 JUL 94     5.21
     11 JUL 94    5.24
     12 JUL 94    5.2
     13 JUL 94    5.18
     14 JUL 94    5.12
     15 JUL 94    5.1
     18 JUL 94    5.14
     19 JUL 94    5.12
     20 JUL 94    5.11
     21 JUL 94    5.17
     22 JUL 94    5.15
     25 JUL 94    5.14
     26 JUL 94    5.17
     27 JUL 94    5.2
     28 JUL 94    5.22
     29 JUL 94    5.24
     1 AUG 94     5.22
     2 AUG 94     5.19
     3 AUG 94     5.18
     4 AUG 94     5.14
     5 AUG 94     5.21
     8 AUG 94     5.2
     9 AUG 94     5.22
     10 AUG 94    5.21
     11 AUG 94    5.25
     12 AUG 94    5.41
     15 AUG 94    5.43
     16 AUG 94    5.37
     17 AUG 94    5.28
     18 AUG 94    5.36
     19 AUG 94    5.28
     22 AUG 94    5.24
     23 AUG 94    5.18
     24 AUG 94    5.19
     25 AUG 94    5.18
     26 AUG 94    5.21
     29 AUG 94    5.16
     30 AUG 94    5.23
     31 AUG 94    5.26
     1 SEP 94     5.24
     2 SEP 94     5.2
     5 SEP 94     5.27
     6 SEP 94     5.3
     7 SEP 94     5.27
     8 SEP 94     5.27
     9 SEP 94     5.24
     12 SEP 94    5.3
     13 SEP 94    5.26
     14 SEP 94    5.26
     15 SEP 94    5.24
     16 SEP 94    5.23
     19 SEP 94    5.19
     20 SEP 94    5.27
     21 SEP 94    5.25
     22 SEP 94    5.29
     23 SEP 94    5.26
     26 SEP 94    5.2
     27 SEP 94    5.21
     28 SEP 94    5.17
     29 SEP 94    5.24
     30 SEP 94    5.28
     3 OCT 94     5.3
     4 OCT 94     5.34
     5 OCT 94     5.39
     6 OCT 94     5.41
     7 OCT 94     5.42
     10 OCT 94    5.33
     11 OCT 94    5.35
     12 OCT 94    5.38
     13 OCT 94    5.36
     14 OCT 94    5.35
     17 OCT 94    5.35
     18 OCT 94    5.34
     19 OCT 94    5.38
     20 OCT 94    5.37
     21 OCT 94    5.36
     24 OCT 94    5.36
     25 OCT 94    5.38
     26 OCT 94    5.4
     27 OCT 94    5.38
     28 OCT 94    5.35
     31 OCT 94    5.4
     1 NOV 94     5.42
     2 NOV 94     5.41
     3 NOV 94     5.43
     4 NOV 94     5.44
     7 NOV 94     5.44
     8 NOV 94     5.48
     9 NOV 94     5.43
     10 NOV 94    5.44
     11 NOV 94    5.41
     14 NOV 94    5.42
     15 NOV 94    5.47
     16 NOV 94    5.45
     17 NOV 94    5.48
     18 NOV 94    5.47
     21 NOV 94    5.46
     22 NOV 94    5.47
     23 NOV 94    5.43
     24 NOV 94    5.39
     25 NOV 94    5.42
     28 NOV 94    5.46
     29 NOV 94    5.55
     30 NOV 94    5.57
     1 DEC 94     5.57
     2 DEC 94     5.62
     5 DEC 94     5.63
     6 DEC 94     5.7
     7 DEC 94     5.69
     8 DEC 94     5.8
     9 DEC 94     5.74
     12 DEC 94    5.81
     13 DEC 94    5.99
     14 DEC 94    5.99
     15 DEC 94    5.9
     16 DEC 94    5.84
     19 DEC 94    5.84
     20 DEC 94    5.84
     21 DEC 94    5.69
     22 DEC 94    5.72
     23 DEC 94    5.82
     26 DEC 94    5.82
     27 DEC 94    5.81
     28 DEC 94    5.88
     29 DEC 94    5.92
     30 DEC 94    5.9
     2 JAN 95     5.9
     3 JAN 95     5.84
     4 JAN 95     5.88
     5 JAN 95     5.85
     6 JAN 95     5.87
     9 JAN 95     5.83
     10 JAN 95    5.93
     11 JAN 95    5.89
     12 JAN 95    5.94
     13 JAN 95    5.94
     16 JAN 95    5.9
     17 JAN 95    6
     18 JAN 95    6.03
     19 JAN 95    6.02
     20 JAN 95    6.07
     23 JAN 95    6
     24 JAN 95    6
     25 JAN 95    6
     26 JAN 95    5.96
     27 JAN 95    5.99
     30 JAN 95    6.02
     31 JAN 95    6.04
     1 FEB 95     6
     2 FEB 95     6.05
     3 FEB 95     6
     6 FEB 95     5.94
     7 FEB 95     5.93
     8 FEB 95     5.94
     9 FEB 95     5.94
     10 FEB 95    5.96
     13 FEB 95    6.02
     14 FEB 95    5.99
     15 FEB 95    5.93
     16 FEB 95    5.97
     17 FEB 95    6.04
     20 FEB 95    6.02
     21 FEB 95    6.02
     22 FEB 95    6.11
     23 FEB 95    6.05
     24 FEB 95    6.07
     27 FEB 95    6.2
     28 FEB 95    6.19
     1 MAR 95     6.2
     2 MAR 95     6.25
     3 MAR 95     6.32
     6 MAR 95     6.44
     7 MAR 95     6.65
     8 MAR 95     6.64
     9 MAR 95     6.61
     10 MAR 95    6.57
     13 MAR 95    6.61
     14 MAR 95    6.54
     15 MAR 95    6.61
     16 MAR 95    6.63
     17 MAR 95    6.75
     20 MAR 95    6.7
     21 MAR 95    6.6
     22 MAR 95    6.59
     23 MAR 95    6.67
     24 MAR 95    6.61
     27 MAR 95    6.51
     28 MAR 95    6.58
     29 MAR 95    6.54
     30 MAR 95    6.42
     31 MAR 95    6.49
     3 APR 95     6.48
     4 APR 95     6.41
     5 APR 95     6.42
     6 APR 95     6.35
     7 APR 95     6.27
     10 APR 95    6.26
     11 APR 95    6.28
     12 APR 95    6.31
     13 APR 95    6.26
     14 APR 95    6.26
     17 APR 95    6.23
     18 APR 95    6.27
     19 APR 95    6.35
     20 APR 95    6.35
     21 APR 95    6.33
     24 APR 95    6.38
     25 APR 95    6.36
     26 APR 95    6.35
     27 APR 95    6.38
     28 APR 95    6.38
     1 MAY 95     6.34
     2 MAY 95     6.37
     3 MAY 95     6.31
     4 MAY 95     6.3
     5 MAY 95     6.15
     8 MAY 95     6.15
     9 MAY 95     6.04
     10 MAY 95    6
     11 MAY 95    6.01
     12 MAY 95    6.02
     15 MAY 95    5.99
     16 MAY 95    6.02
     17 MAY 95    6.03
     18 MAY 95    6.04
     19 MAY 95    6.06
     22 MAY 95    6.08
     23 MAY 95    6.08
     24 MAY 95    6.11
     25 MAY 95    6.03
     26 MAY 95    6.13
     29 MAY 95    6.13
     30 MAY 95    6.18
     31 MAY 95    6.12
     1 JUN 95     6.08
     2 JUN 95     6
     5 JUN 95     6.01
     6 JUN 95     6.02
     7 JUN 95     6.04
     8 JUN 95     6.07
     9 JUN 95     6.06
     12 JUN 95    6.07
     13 JUN 95    6.04
     14 JUN 95    6
     15 JUN 95    6.02
     16 JUN 95    6.05
     19 JUN 95    6.01
     20 JUN 95    6.02
     21 JUN 95    5.98
     22 JUN 95    5.91
     23 JUN 95    5.91
     26 JUN 95    5.92
     27 JUN 95    5.99
     28 JUN 95    6.02
     29 JUN 95    6.04
     30 JUN 95    6.03
     3 JUL 95     5.99
     4 JUL 95     5.97
     5 JUL 95     5.94
     6 JUL 95     5.93
     7 JUL 95     5.82
     10 JUL 95    5.76
     11 JUL 95    5.8
     12 JUL 95    5.74
     13 JUL 95    5.81
     14 JUL 95    5.83
     17 JUL 95    5.85
     18 JUL 95    5.86
     19 JUL 95    5.84
     20 JUL 95    5.91
     21 JUL 95    5.84
     24 JUL 95    5.82
     25 JUL 95    5.83
     26 JUL 95    5.81
     27 JUL 95    5.8
     28 JUL 95    5.81
     31 JUL 95    5.85
     1 AUG 95     5.83
     2 AUG 95     5.76
     3 AUG 95     5.75
     4 AUG 95     5.73
     7 AUG 95     5.74
     8 AUG 95     5.72
     9 AUG 95     5.69
     10 AUG 95    5.66
     11 AUG 95    5.66
     14 AUG 95    5.7
     15 AUG 95    5.76
     16 AUG 95    5.71
     17 AUG 95    5.68
     18 AUG 95    5.67
     21 AUG 95    5.66
     22 AUG 95    5.63
     23 AUG 95    5.63
     24 AUG 95    5.58
     25 AUG 95    5.57
     28 AUG 95    5.56
     29 AUG 95    5.61
     30 AUG 95    5.6
     31 AUG 95    5.6
     1 SEP 95     5.6
     4 SEP 95     5.61
     5 SEP 95     5.54
     6 SEP 95     5.55
     7 SEP 95     5.55
     8 SEP 95     5.52
     11 SEP 95    5.53
     12 SEP 95    5.56
     13 SEP 95    5.53
     14 SEP 95    5.62
     15 SEP 95    5.54
     18 SEP 95    5.57
     19 SEP 95    5.55
     20 SEP 95    5.57
     21 SEP 95    5.55
     22 SEP 95    5.68
     25 SEP 95    5.64
     26 SEP 95    5.59
     27 SEP 95    5.63
     28 SEP 95    5.67
     29 SEP 95    5.62
     2 OCT 95     5.57
     3 OCT 95     5.61
     4 OCT 95     5.61
     5 OCT 95     5.62
     6 OCT 95     5.67
     9 OCT 95     5.71
     10 OCT 95    5.68
     11 OCT 95    5.7
     12 OCT 95    5.63
     13 OCT 95    5.62
     16 OCT 95    5.62
     17 OCT 95    5.68
     18 OCT 95    5.62
     19 OCT 95    5.64
     20 OCT 95    5.7
     23 OCT 95    5.91
     24 OCT 95    5.97
     25 OCT 95    5.96
     26 OCT 95    5.83
     27 OCT 95    5.83
     30 OCT 95    5.75
     31 OCT 95    5.61
     1 NOV 95     5.61
     2 NOV 95     5.57
     3 NOV 95     5.56
     6 NOV 95     5.59
     7 NOV 95     5.57
     8 NOV 95     5.52
     9 NOV 95     5.54
     10 NOV 95    5.53
     13 NOV 95    5.55
     14 NOV 95    5.51
     15 NOV 95    5.52
     16 NOV 95    5.44
     17 NOV 95    5.45
     20 NOV 95    5.4
     21 NOV 95    5.44
     22 NOV 95    5.42
     23 NOV 95    5.4
     24 NOV 95    5.38
     27 NOV 95    5.33
     28 NOV 95    5.34
     29 NOV 95    5.35
     30 NOV 95    5.47
     1 DEC 95     5.51
     4 DEC 95     5.54
     5 DEC 95     5.46
     6 DEC 95     5.42
     7 DEC 95     5.39
     8 DEC 95     5.39
     11 DEC 95    5.35
     12 DEC 95    5.39
     13 DEC 95    5.43
     14 DEC 95    5.38
     15 DEC 95    5.27
     18 DEC 95    5.29
     19 DEC 95    5.31
     20 DEC 95    5.22
     21 DEC 95    5.23
     22 DEC 95    5.21
     25 DEC 95    5.21
     26 DEC 95    5.2
     27 DEC 95    5.14
     28 DEC 95    5.17
     29 DEC 95    5.14
     1 JAN 96     5.14
     2 JAN 96     5.12
     3 JAN 96     5.14
     4 JAN 96     5.12
     5 JAN 96     5.15
     8 JAN 96     5.12
     9 JAN 96     5.09
     10 JAN 96    5.08
     11 JAN 96    5.09
     12 JAN 96    5.08
     15 JAN 96    5.04
     16 JAN 96    4.97
     17 JAN 96    4.96
     18 JAN 96    4.9
     19 JAN 96    4.88
     22 JAN 96    4.92
     23 JAN 96    4.95
     24 JAN 96    4.9
     25 JAN 96    4.9
     26 JAN 96    4.9
     29 JAN 96    4.9
     30 JAN 96    4.86
     31 JAN 96    4.83
     1 FEB 96     4.76
     2 FEB 96     4.75
     5 FEB 96     4.8
     6 FEB 96     4.77
     7 FEB 96     4.76
     8 FEB 96     4.72
     9 FEB 96     4.72
     12 FEB 96    4.73
     13 FEB 96    4.74
     14 FEB 96    4.83
     15 FEB 96    4.83
     16 FEB 96    4.86
     19 FEB 96    4.91
     20 FEB 96    4.95
     21 FEB 96    4.9
     22 FEB 96    4.85
     23 FEB 96    4.82
     26 FEB 96    4.87
     27 FEB 96    4.87
     28 FEB 96    4.86
     29 FEB 96    4.84
     1 MAR 96     4.8
     4 MAR 96     4.78
     5 MAR 96     4.77
     6 MAR 96     4.75
     7 MAR 96     4.73
     8 MAR 96     4.77
     11 MAR 96    4.84
     12 MAR 96    4.84
     13 MAR 96    4.83
     14 MAR 96    4.82
     15 MAR 96    4.84
     18 MAR 96    4.84
     19 MAR 96    4.8
     20 MAR 96    4.79
     21 MAR 96    4.79
     22 MAR 96    4.81
     25 MAR 96    4.78
     26 MAR 96    4.77
     27 MAR 96    4.8
     28 MAR 96    4.8
     29 MAR 96    4.82
     1 APR 96     4.77
     2 APR 96     4.78
     3 APR 96     4.76
     4 APR 96     4.74
     5 APR 96     4.75
     8 APR 96     4.75
     9 APR 96     4.69
     10 APR 96    4.73
     11 APR 96    4.72
     12 APR 96    4.71
     15 APR 96    4.7
     16 APR 96    4.7
     17 APR 96    4.68
     18 APR 96    4.61
     19 APR 96    4.61
     22 APR 96    4.57
     23 APR 96    4.6
     24 APR 96    4.57
     25 APR 96    4.58
     26 APR 96    4.56
     29 APR 96    4.54
     30 APR 96    4.54
     1 MAY 96     4.53
     2 MAY 96     4.57
     3 MAY 96     4.55
     6 MAY 96     4.55
     7 MAY 96     4.57
     8 MAY 96     4.56
     9 MAY 96     4.56
     10 MAY 96    4.58
     13 MAY 96    4.58
     14 MAY 96    4.56
     15 MAY 96    4.55
     16 MAY 96    4.56
     17 MAY 96    4.54
     20 MAY 96    4.52
     21 MAY 96    4.54
     22 MAY 96    4.56
     23 MAY 96    4.55
     24 MAY 96    4.57
     27 MAY 96    4.55
     28 MAY 96    4.5
     29 MAY 96    4.54
     30 MAY 96    4.57
     31 MAY 96    4.57
     3 JUN 96     4.61
     4 JUN 96     4.59
     5 JUN 96     4.59
     6 JUN 96     4.52
     7 JUN 96     4.55
     10 JUN 96    4.53
     11 JUN 96    4.54
     12 JUN 96    4.54
     13 JUN 96    4.57
     14 JUN 96    4.56
     17 JUN 96    4.53
     18 JUN 96    4.52
     19 JUN 96    4.49
     20 JUN 96    4.48
     21 JUN 96    4.46
     24 JUN 96    4.47
     25 JUN 96    4.47
     26 JUN 96    4.47
     27 JUN 96    4.48
     28 JUN 96    4.46
     1 JUL 96     4.46
     2 JUL 96     4.48
     3 JUL 96     4.49
     4 JUL 96     4.46
     5 JUL 96     4.49
     8 JUL 96     4.56
     9 JUL 96     4.55
     10 JUL 96    4.54
     11 JUL 96    4.51
     12 JUL 96    4.53
     15 JUL 96    4.55
     16 JUL 96    4.54
     17 JUL 96    4.5
     18 JUL 96    4.52
     19 JUL 96    4.47
     22 JUL 96    4.46
     23 JUL 96    4.46
     24 JUL 96    4.45
     25 JUL 96    4.48
     26 JUL 96    4.5
     29 JUL 96    4.5
     30 JUL 96    4.5
     31 JUL 96    4.5
     1 AUG 96     4.45
     2 AUG 96     4.43
     5 AUG 96     4.43
     6 AUG 96     4.43
     7 AUG 96     4.46
     8 AUG 96     4.44
     9 AUG 96     4.53
     12 AUG 96    4.47
     13 AUG 96    4.49
     14 AUG 96    4.44
     15 AUG 96    4.43
     16 AUG 96    4.39
     19 AUG 96    4.46
     20 AUG 96    4.42
     21 AUG 96    4.42
     22 AUG 96    4.32
     23 AUG 96    4.3
     26 AUG 96    4.33
     27 AUG 96    4.37
     28 AUG 96    4.34
     29 AUG 96    4.35
     30 AUG 96    4.38
     2 SEP 96     4.34
     3 SEP 96     4.37
     4 SEP 96     4.4
     5 SEP 96     4.42
     6 SEP 96     4.35
     9 SEP 96     4.36
     10 SEP 96    4.33
     11 SEP 96    4.32
     12 SEP 96    4.32
     13 SEP 96    4.26
     16 SEP 96    4.28
     17 SEP 96    4.3
     18 SEP 96    4.32
     19 SEP 96    4.27
     20 SEP 96    4.26
     23 SEP 96    4.26
     24 SEP 96    4.25
     25 SEP 96    4.21
     26 SEP 96    4.22
     27 SEP 96    4.2
     30 SEP 96    4.18
     1 OCT 96     4.16
     2 OCT 96     4.18
     3 OCT 96     4.14
     4 OCT 96     4.12
     7 OCT 96     4.16
     8 OCT 96     4.15
     9 OCT 96     4.15
     10 OCT 96    4.14
     11 OCT 96    4.11
     14 OCT 96    4.15
     15 OCT 96    4.15
     16 OCT 96    4.16
     17 OCT 96    4.16
     18 OCT 96    4.12
     21 OCT 96    4.15
     22 OCT 96    4.08
     23 OCT 96    4.11
     24 OCT 96    4.07
     25 OCT 96    4.07
     28 OCT 96    4.05
     29 OCT 96    4.08
     30 OCT 96    4.07
     31 OCT 96    4.1
     1 NOV 96     4.1
     4 NOV 96     4.08
     5 NOV 96     4.05
     6 NOV 96     4.05
     7 NOV 96     4.04
     8 NOV 96     4.05
     11 NOV 96    4.07
     12 NOV 96    4.06
     13 NOV 96    4.05
     14 NOV 96    4.04
     15 NOV 96    4.04
     18 NOV 96    4.04
     19 NOV 96    4.01
     20 NOV 96    4.03
     21 NOV 96    4.02
     22 NOV 96    3.97
     25 NOV 96    3.98
     26 NOV 96    4.02
     27 NOV 96    3.98
     28 NOV 96    4
     29 NOV 96    4.02
     2 DEC 96     4.03
     3 DEC 96     3.94
     4 DEC 96     3.94
     5 DEC 96     3.99
     6 DEC 96     4.03
     9 DEC 96     3.99
     10 DEC 96    4.01
     11 DEC 96    4.01
     12 DEC 96    4.03
     13 DEC 96    4
     16 DEC 96    3.96
     17 DEC 96    3.99
     18 DEC 96    3.97
     19 DEC 96    3.97
     20 DEC 96    3.96
     23 DEC 96    4.03
     24 DEC 96    4.03
     25 DEC 96    4.03
     26 DEC 96    4.03
     27 DEC 96    3.97
     30 DEC 96    4.05
     31 DEC 96    4.03
     1 JAN 97     4.03
     2 JAN 97     4.06
     3 JAN 97     4.05
     6 JAN 97     4.07
     7 JAN 97     4.09
     8 JAN 97     4.04
     9 JAN 97     4.04
     10 JAN 97    4.04
     13 JAN 97    4.03
     14 JAN 97    3.97
     15 JAN 97    4
     16 JAN 97    4.01
     17 JAN 97    3.99
     20 JAN 97    3.99
     21 JAN 97    3.95
     22 JAN 97    3.93
     23 JAN 97    3.99
     24 JAN 97    4
     27 JAN 97    3.98
     28 JAN 97    4.02
     29 JAN 97    4.04
     30 JAN 97    4
     31 JAN 97    4.04
     3 FEB 97     4.01
     4 FEB 97     3.97
     5 FEB 97     4
     6 FEB 97     4.04
     7 FEB 97     4.03
     10 FEB 97    4
     11 FEB 97    4.01
     12 FEB 97    3.99
     13 FEB 97    4.03
     14 FEB 97    4.02
     17 FEB 97    4.03
     18 FEB 97    4.05
     19 FEB 97    3.95
     20 FEB 97    3.99
     21 FEB 97    3.97
     24 FEB 97    3.98
     25 FEB 97    3.99
     26 FEB 97    3.97
     27 FEB 97    4
     28 FEB 97    4.07
     3 MAR 97     4.04
     4 MAR 97     4.06
     5 MAR 97     4.03
     6 MAR 97     4.09
     7 MAR 97     4
     10 MAR 97    4.06
     11 MAR 97    4.04
     12 MAR 97    4.03
     13 MAR 97    4.02
     14 MAR 97    4.07
     17 MAR 97    4.13
     18 MAR 97    4.09
     19 MAR 97    4.14
     20 MAR 97    4.11
     21 MAR 97    4.17
     24 MAR 97    4.15
     25 MAR 97    4.19
     26 MAR 97    4.06
     27 MAR 97    4.11
     28 MAR 97    4.11
     31 MAR 97    4.1
     1 APR 97     4.16
     2 APR 97     4.11
     3 APR 97     4.12
     4 APR 97     4.09
     7 APR 97     4.07
     8 APR 97     4.11
     9 APR 97     4.1
     10 APR 97    4.1
     11 APR 97    4.06
     14 APR 97    4.07
     15 APR 97    4.05
     16 APR 97    4.05
     17 APR 97    4.02
     18 APR 97    4.05
     21 APR 97    4.1
     22 APR 97    4.13
     23 APR 97    4.04
     24 APR 97    4.06
     25 APR 97    4.14
     28 APR 97    4.11
     29 APR 97    4.08
     30 APR 97    4.08
     1 MAY 97     4.08
     2 MAY 97     4.06
     5 MAY 97     4.05
     6 MAY 97     4.02
     7 MAY 97     4.02
     8 MAY 97     4.02
     9 MAY 97     4.01
     12 MAY 97    4.02
     13 MAY 97    4.03
     14 MAY 97    4
     15 MAY 97    4
     16 MAY 97    3.97
     19 MAY 97    4
     20 MAY 97    4.01
     21 MAY 97    3.95
     22 MAY 97    3.98
     23 MAY 97    4
     26 MAY 97    4
     27 MAY 97    4.03
     28 MAY 97    4.04
     29 MAY 97    4.04
     30 MAY 97    4.06
     2 JUN 97     4.01
     3 JUN 97     3.99
     4 JUN 97     4
     5 JUN 97     4.03
     6 JUN 97     4.06
     9 JUN 97     4.05
     10 JUN 97    4.02
     11 JUN 97    4.03
     12 JUN 97    3.98
     13 JUN 97    4.03
     16 JUN 97    3.99
     17 JUN 97    3.99
     18 JUN 97    4
     19 JUN 97    4.02
     20 JUN 97    4
     23 JUN 97    4.04
     24 JUN 97    4.04
     25 JUN 97    4
     26 JUN 97    4.07
     27 JUN 97    4.1
     30 JUN 97    4.1
     1 JUL 97     4.1
     2 JUL 97     4.1
     3 JUL 97     4.11
     4 JUL 97     4.12
     7 JUL 97     4.1
     8 JUL 97     4.11
     9 JUL 97     4.11
     10 JUL 97    4.12
     11 JUL 97    4.12
     14 JUL 97    4.1
     15 JUL 97    4.11
     16 JUL 97    4.14
     17 JUL 97    4.16
     18 JUL 97    4.17
     21 JUL 97    4.18
     22 JUL 97    4.18
     23 JUL 97    4.16
     24 JUL 97    4.21
     25 JUL 97    4.19
     28 JUL 97    4.18
     29 JUL 97    4.17
     30 JUL 97    4.17
     31 JUL 97    4.18
     1 AUG 97     4.13
     4 AUG 97     4.18
     5 AUG 97     4.23
     6 AUG 97     4.23
     7 AUG 97     4.25
     8 AUG 97     4.21
     11 AUG 97    4.21
     12 AUG 97    4.2
     13 AUG 97    4.22
     14 AUG 97    4.24
     15 AUG 97    4.18
     18 AUG 97    4.18
     19 AUG 97    4.18
     20 AUG 97    4.21
     21 AUG 97    4.19
     22 AUG 97    4.17
     25 AUG 97    4.17
     26 AUG 97    4.21
     27 AUG 97    4.22
     28 AUG 97    4.19
     29 AUG 97    4.23
     1 SEP 97     4.21
     2 SEP 97     4.19
     3 SEP 97     4.17
     4 SEP 97     4.21
     5 SEP 97     4.2
     8 SEP 97     4.16
     9 SEP 97     4.19
     10 SEP 97    4.18
     11 SEP 97    4.18
     12 SEP 97    4.19
     15 SEP 97    4.13
     16 SEP 97    4.13
     17 SEP 97    4.15
     18 SEP 97    4.16
     19 SEP 97    4.14
     22 SEP 97    4.12
     23 SEP 97    4.11
     24 SEP 97    4.08
     25 SEP 97    4.08
     26 SEP 97    4.1
     29 SEP 97    4.13
     30 SEP 97    4.17
     1 OCT 97     4.19
     2 OCT 97     4.17
     3 OCT 97     4.11
     6 OCT 97     4.17
     7 OCT 97     4.17
     8 OCT 97     4.19
     9 OCT 97     4.26
     10 OCT 97    4.3
     13 OCT 97    4.28
     14 OCT 97    4.24
     15 OCT 97    4.22
     16 OCT 97    4.27
     17 OCT 97    4.31
     20 OCT 97    4.29
     21 OCT 97    4.31
     22 OCT 97    4.33
     23 OCT 97    4.32
     24 OCT 97    4.34
     27 OCT 97    4.33
     28 OCT 97    4.36
     29 OCT 97    4.36
     30 OCT 97    4.35
     31 OCT 97    4.37
     3 NOV 97     4.35
     4 NOV 97     4.35
     5 NOV 97     4.36
     6 NOV 97     4.36
     7 NOV 97     4.37
     10 NOV 97    4.39
     11 NOV 97    4.38
     12 NOV 97    4.41
     13 NOV 97    4.35
     14 NOV 97    4.3
     17 NOV 97    4.37
     18 NOV 97    4.38
     19 NOV 97    4.29
     20 NOV 97    4.3
     21 NOV 97    4.35
     24 NOV 97    4.29
     25 NOV 97    4.29
     26 NOV 97    4.29
     27 NOV 97    4.33
     28 NOV 97    4.31
     1 DEC 97     4.29
     2 DEC 97     4.32
     3 DEC 97     4.29
     4 DEC 97     4.3
     5 DEC 97     4.33
     8 DEC 97     4.31
     9 DEC 97     4.37
     10 DEC 97    4.36
     11 DEC 97    4.34
     12 DEC 97    4.38
     15 DEC 97    4.35
     16 DEC 97    4.38
     17 DEC 97    4.44
     18 DEC 97    4.4
     19 DEC 97    4.41
     22 DEC 97    4.4
     23 DEC 97    4.4
     24 DEC 97    4.4
     25 DEC 97    4.4
     26 DEC 97    4.4
     29 DEC 97    4.41
     30 DEC 97    4.37
     31 DEC 97    4.35
     1 JAN 98     4.35
     2 JAN 98     4.35
     5 JAN 98     4.33
     6 JAN 98     4.32
     7 JAN 98     4.34
     8 JAN 98     4.35
     9 JAN 98     4.29
     12 JAN 98    4.26
     13 JAN 98    4.27
     14 JAN 98    4.31
     15 JAN 98    4.3
     16 JAN 98    4.32
     19 JAN 98    4.33
     20 JAN 98    4.31
     21 JAN 98    4.34
     22 JAN 98    4.3
     23 JAN 98    4.31
     26 JAN 98    4.3
     27 JAN 98    4.33
     28 JAN 98    4.33
     29 JAN 98    4.32
     30 JAN 98    4.4
     2 FEB 98     4.41
     3 FEB 98     4.37
     4 FEB 98     4.37
     5 FEB 98     4.33
     6 FEB 98     4.35
     9 FEB 98     4.39
     10 FEB 98    4.36
     11 FEB 98    4.38
     12 FEB 98    4.36
     13 FEB 98    4.38
     16 FEB 98    4.36
     17 FEB 98    4.36
     18 FEB 98    4.35
     19 FEB 98    4.37
     20 FEB 98    4.36
     23 FEB 98    4.38
     24 FEB 98    4.37
     25 FEB 98    4.34
     26 FEB 98    4.36
     27 FEB 98    4.38
     2 MAR 98     4.37
     3 MAR 98     4.34
     4 MAR 98     4.37
     5 MAR 98     4.31
     6 MAR 98     4.3
     9 MAR 98     4.28
     10 MAR 98    4.25
     11 MAR 98    4.27
     12 MAR 98    4.27
     13 MAR 98    4.27
     16 MAR 98    4.28
     17 MAR 98    4.29
     18 MAR 98    4.3
     19 MAR 98    4.27
     20 MAR 98    4.26
     23 MAR 98    4.25
     24 MAR 98    4.25
     25 MAR 98    4.24
     26 MAR 98    4.26
     27 MAR 98    4.26
     30 MAR 98    4.25
     31 MAR 98    4.27
     1 APR 98     4.3
     2 APR 98     4.3
     3 APR 98     4.26
     6 APR 98     4.25
     7 APR 98     4.24
     8 APR 98     4.26
     9 APR 98     4.22
     10 APR 98    4.22
     13 APR 98    4.24
     14 APR 98    4.24
     15 APR 98    4.24
     16 APR 98    4.26
     17 APR 98    4.27
     20 APR 98    4.24
     21 APR 98    4.23
     22 APR 98    4.24
     23 APR 98    4.23
     24 APR 98    4.24
     27 APR 98    4.23
     28 APR 98    4.23
     29 APR 98    4.23
     30 APR 98    4.23
     1 MAY 98     4.21
     4 MAY 98     4.21
     5 MAY 98     4.21
     6 MAY 98     4.22
     7 MAY 98     4.23
     8 MAY 98     4.2
     11 MAY 98    4.21
     12 MAY 98    4.21
     13 MAY 98    4.2
     14 MAY 98    4.25
     15 MAY 98    4.24
     18 MAY 98    4.27
     19 MAY 98    4.24
     20 MAY 98    4.24
     21 MAY 98    4.22
     22 MAY 98    4.23
     25 MAY 98    4.23
     26 MAY 98    4.23
     27 MAY 98    4.24
     28 MAY 98    4.21
     29 MAY 98    4.21
     1 JUN 98     4.22
     2 JUN 98     4.24
     3 JUN 98     4.24
     4 JUN 98     4.26
     5 JUN 98     4.26
     8 JUN 98     4.24
     9 JUN 98     4.24
     10 JUN 98    4.25
     11 JUN 98    4.24
     12 JUN 98    4.25
     15 JUN 98    4.25
     16 JUN 98    4.26
     17 JUN 98    4.25
     18 JUN 98    4.3
     19 JUN 98    4.3
     22 JUN 98    4.29
     23 JUN 98    4.3
     24 JUN 98    4.27
     25 JUN 98    4.25
     26 JUN 98    4.21
     29 JUN 98    4.26
     30 JUN 98    4.25
     1 JUL 98     4.27
     2 JUL 98     4.24
     3 JUL 98     4.23
     6 JUL 98     4.22
     7 JUL 98     4.23
     8 JUL 98     4.21
     9 JUL 98     4.19
     10 JUL 98    4.21
     13 JUL 98    4.22
     14 JUL 98    4.21
     15 JUL 98    4.22
     16 JUL 98    4.24
     17 JUL 98    4.22
     20 JUL 98    4.22
     21 JUL 98    4.19
     22 JUL 98    4.2
     23 JUL 98    4.22
     24 JUL 98    4.22
     27 JUL 98    4.22
     28 JUL 98    4.22
     29 JUL 98    4.2
     30 JUL 98    4.22
     31 JUL 98    4.23
     3 AUG 98     4.23
     4 AUG 98     4.24
     5 AUG 98     4.22
     6 AUG 98     4.22
     7 AUG 98     4.19
     10 AUG 98    4.19
     11 AUG 98    4.21
     12 AUG 98    4.21
     13 AUG 98    4.2
     14 AUG 98    4.23
     17 AUG 98    4.19
     18 AUG 98    4.21
     19 AUG 98    4.21
     20 AUG 98    4.22
     21 AUG 98    4.21
     24 AUG 98    4.23
     25 AUG 98    4.21
     26 AUG 98    4.22
     27 AUG 98    4.33
     28 AUG 98    4.35
     31 AUG 98    4.35
     1 SEP 98     4.31
     2 SEP 98     4.27
     3 SEP 98     4.28
     4 SEP 98     4.28
     7 SEP 98     4.3
     8 SEP 98     4.27
     9 SEP 98     4.24
     10 SEP 98    4.21
     11 SEP 98    4.18
     14 SEP 98    4.16
     15 SEP 98    4.16
     16 SEP 98    4.16
     17 SEP 98    4.16
     18 SEP 98    4.13
     21 SEP 98    4.15
     22 SEP 98    4.17
     23 SEP 98    4.14
     24 SEP 98    4.09
     25 SEP 98    4.09
     28 SEP 98    4.06
     29 SEP 98    4.1
     30 SEP 98    4.06
     1 OCT 98     4
     2 OCT 98     4.01
     5 OCT 98     3.98
     6 OCT 98     4.02
     7 OCT 98     3.98
     8 OCT 98     3.96
     9 OCT 98     3.94
     12 OCT 98    3.97
     13 OCT 98    3.96
     14 OCT 98    3.96
     15 OCT 98    3.98
     16 OCT 98    3.84
     19 OCT 98    3.85
     20 OCT 98    3.89
     21 OCT 98    3.88
     22 OCT 98    3.86
     23 OCT 98    3.86
     26 OCT 98    3.87
     27 OCT 98    3.87
     28 OCT 98    3.9
     29 OCT 98    3.9
     30 OCT 98    3.94
     2 NOV 98     3.91
     3 NOV 98     3.95
     4 NOV 98     3.94
     5 NOV 98     3.92
     6 NOV 98     3.89
     9 NOV 98     3.91
     10 NOV 98    3.91
     11 NOV 98    3.93
     12 NOV 98    3.9
     13 NOV 98    3.88
     16 NOV 98    3.91
     17 NOV 98    3.83
     18 NOV 98    3.82
     19 NOV 98    3.81
     20 NOV 98    3.81
     23 NOV 98    3.83
     24 NOV 98    3.83
     25 NOV 98    3.82
     26 NOV 98    3.83
     27 NOV 98    3.8
     30 NOV 98    3.79
     1 DEC 98     3.79
     2 DEC 98     3.81
     3 DEC 98     3.67
     4 DEC 98     3.66
     7 DEC 98     3.64
     8 DEC 98     3.6
     9 DEC 98     3.61
     10 DEC 98    3.62
     11 DEC 98    3.6
     14 DEC 98    3.6
     15 DEC 98    3.6
     16 DEC 98    3.6
     17 DEC 98    3.63
     18 DEC 98    3.55
     21 DEC 98    3.61
     22 DEC 98    3.56
     23 DEC 98    3.61
     24 DEC 98    3.59
     25 DEC 98    3.59
     28 DEC 98    3.59
     29 DEC 98    3.59
     30 DEC 98    3.52
     31 DEC 98    3.55
     1 JAN 99     3.55
     4 JAN 99     3.56
     5 JAN 99     3.55
     6 JAN 99     3.59
     7 JAN 99     3.49
     8 JAN 99     3.51
     11 JAN 99    3.52
     12 JAN 99    3.52
     13 JAN 99    3.47
     14 JAN 99    3.46
     15 JAN 99    3.46
     18 JAN 99    3.44
     19 JAN 99    3.41
     20 JAN 99    3.4
     21 JAN 99    3.38
     22 JAN 99    3.4
     25 JAN 99    3.42
     26 JAN 99    3.41
     27 JAN 99    3.44
     28 JAN 99    3.45
     29 JAN 99    3.44
     1 FEB 99     3.45
     2 FEB 99     3.47
     3 FEB 99     3.45
     4 FEB 99     3.44
     5 FEB 99     3.42
     8 FEB 99     3.43
     9 FEB 99     3.44
     10 FEB 99    3.42
     11 FEB 99    3.41
     12 FEB 99    3.41
     15 FEB 99    3.41
     16 FEB 99    3.39
     17 FEB 99    3.4
     18 FEB 99    3.4
     19 FEB 99    3.4
     22 FEB 99    3.39
     23 FEB 99    3.41
     24 FEB 99    3.4
     25 FEB 99    3.4
     26 FEB 99    3.41
     1 MAR 99     3.44
     2 MAR 99     3.43
     3 MAR 99     3.43
     4 MAR 99     3.43
     5 MAR 99     3.4
     8 MAR 99     3.42
     9 MAR 99     3.42
     10 MAR 99    3.4
     11 MAR 99    3.41
     12 MAR 99    3.39
     15 MAR 99    3.35
     16 MAR 99    3.36
     17 MAR 99    3.35
     18 MAR 99    3.33
     19 MAR 99    3.35
     22 MAR 99    3.32
     23 MAR 99    3.32
     24 MAR 99    3.31
     25 MAR 99    3.31
     26 MAR 99    3.31
     29 MAR 99    3.3
     30 MAR 99    3.3
     31 MAR 99    3.29
     1 APR 99     3.27
     2 APR 99     3.27
     5 APR 99     3.26
     6 APR 99     3.24
     7 APR 99     3.24
     8 APR 99     3.24
     9 APR 99     3.19
     12 APR 99    3.14
     13 APR 99    3.14
     14 APR 99    3.08
     15 APR 99    3.09
     16 APR 99    3.09
     19 APR 99    3.09
     20 APR 99    3.08
     21 APR 99    3.08
     22 APR 99    3.11
     23 APR 99    3.12
     26 APR 99    3.11
     27 APR 99    3.1
     28 APR 99    3.11
     29 APR 99    3.12
     30 APR 99    3.1
     3 MAY 99     3.11
     4 MAY 99     3.09
     5 MAY 99     3.09
     6 MAY 99     3.07
     7 MAY 99     3.09
     10 MAY 99    3.1
     11 MAY 99    3.1
     12 MAY 99    3.09
     13 MAY 99    3.1
     14 MAY 99    3.09
     17 MAY 99    3.13
     18 MAY 99    3.13
     19 MAY 99    3.09
     20 MAY 99    3.13
     21 MAY 99    3.13
     24 MAY 99    3.14
     25 MAY 99    3.12
     26 MAY 99    3.12
     27 MAY 99    3.14
     28 MAY 99    3.13
     31 MAY 99    3.15
     1 JUN 99     3.17
     2 JUN 99     3.16
     3 JUN 99     3.16
     4 JUN 99     3.15
     7 JUN 99     3.1
     8 JUN 99     3.14
     9 JUN 99     3.11
     10 JUN 99    3.13
     11 JUN 99    3.15
     14 JUN 99    3.14
     15 JUN 99    3.16
     16 JUN 99    3.15
     17 JUN 99    3.14
     18 JUN 99    3.14
     21 JUN 99    3.12
     22 JUN 99    3.16
     23 JUN 99    3.16
     24 JUN 99    3.17
     25 JUN 99    3.13
     28 JUN 99    3.21
     29 JUN 99    3.17
     30 JUN 99    3.18
     1 JUL 99     3.18
     2 JUL 99     3.14
     5 JUL 99     3.14
     6 JUL 99     3.13
     7 JUL 99     3.15
     8 JUL 99     3.17
     9 JUL 99     3.16
     12 JUL 99    3.17
     13 JUL 99    3.12
     14 JUL 99    3.17
     15 JUL 99    3.16
     16 JUL 99    3.15
     19 JUL 99    3.16
     20 JUL 99    3.18
     21 JUL 99    3.17
     22 JUL 99    3.15
     23 JUL 99    3.19
     26 JUL 99    3.2
     27 JUL 99    3.19
     28 JUL 99    3.21
     29 JUL 99    3.22
     30 JUL 99    3.23
     2 AUG 99     3.22
     3 AUG 99     3.23
     4 AUG 99     3.22
     5 AUG 99     3.22
     6 AUG 99     3.23
     9 AUG 99     3.25
     10 AUG 99    3.27
     11 AUG 99    3.27
     12 AUG 99    3.23
     13 AUG 99    3.22
     16 AUG 99    3.24
     17 AUG 99    3.23
     18 AUG 99    3.2
     19 AUG 99    3.21
     20 AUG 99    3.2
     23 AUG 99    3.24
     24 AUG 99    3.26
     25 AUG 99    3.23
     26 AUG 99    3.25
     27 AUG 99    3.26
     30 AUG 99    3.24
     31 AUG 99    3.28
     1 SEP 99     3.25
     2 SEP 99     3.23
     3 SEP 99     3.22
     6 SEP 99     3.23
     7 SEP 99     3.22
     8 SEP 99     3.26
     9 SEP 99     3.26
     10 SEP 99    3.21
     13 SEP 99    3.24
     14 SEP 99    3.25
     15 SEP 99    3.24
     16 SEP 99    3.21
     17 SEP 99    3.19
     20 SEP 99    3.21
     21 SEP 99    3.24
     22 SEP 99    3.22
     23 SEP 99    3.24
     24 SEP 99    3.22
     27 SEP 99    3.25
     28 SEP 99    3.21
     29 SEP 99    3.32
     30 SEP 99    3.38
     1 OCT 99     3.51
     4 OCT 99     3.55
     5 OCT 99     3.62
     6 OCT 99     3.64
     7 OCT 99     3.66
     8 OCT 99     3.61
     11 OCT 99    3.62
     12 OCT 99    3.66
     13 OCT 99    3.7
     14 OCT 99    3.72
     15 OCT 99    3.7
     18 OCT 99    3.74
     19 OCT 99    3.76
     20 OCT 99    3.74
     21 OCT 99    3.72
     22 OCT 99    3.67
     25 OCT 99    3.74
     26 OCT 99    3.79
     27 OCT 99    3.74
     28 OCT 99    3.68
     29 OCT 99    3.7
     1 NOV 99     3.64
     2 NOV 99     3.76
     3 NOV 99     3.66
     4 NOV 99     3.76
     5 NOV 99     3.73
     8 NOV 99     3.75
     9 NOV 99     3.76
     10 NOV 99    3.74
     11 NOV 99    3.73
     12 NOV 99    3.75
     15 NOV 99    3.74
     16 NOV 99    3.76
     17 NOV 99    3.7
     18 NOV 99    3.74
     19 NOV 99    3.73
     22 NOV 99    3.77
     23 NOV 99    3.75
     24 NOV 99    3.76
     25 NOV 99    3.77
     26 NOV 99    3.76
     29 NOV 99    3.77
     30 NOV 99    3.74
     1 DEC 99     3.8
     2 DEC 99     3.78
     3 DEC 99     3.8
     6 DEC 99     3.79
     7 DEC 99     3.73
     8 DEC 99     3.77
     9 DEC 99     3.74
     10 DEC 99    3.76
     13 DEC 99    3.77
     14 DEC 99    3.78
     15 DEC 99    3.78
     16 DEC 99    3.8
     17 DEC 99    3.83
     20 DEC 99    3.83
     21 DEC 99    3.84
     22 DEC 99    3.83
     23 DEC 99    3.78
     24 DEC 99    3.79
     27 DEC 99    3.83
     28 DEC 99    3.79
     29 DEC 99    3.72
     30 DEC 99    3.71
     31 DEC 99    3.7
     3 JAN 0      3.74
     4 JAN 0      3.75
     5 JAN 0      3.77
     6 JAN 0      3.73
     7 JAN 0      3.75
     10 JAN 0     3.76
     11 JAN 0     3.74
     12 JAN 0     3.72
     13 JAN 0     3.71
     14 JAN 0     3.71
     17 JAN 0     3.73
     18 JAN 0     3.72
     19 JAN 0     3.77
     20 JAN 0     3.77
     21 JAN 0     3.77
     24 JAN 0     3.77
     25 JAN 0     3.76
     26 JAN 0     3.8
     27 JAN 0     3.83
     28 JAN 0     3.86
     31 JAN 0     3.89
     1 FEB 0      3.88
     2 FEB 0      3.87
     3 FEB 0      3.86
     4 FEB 0      3.86
     7 FEB 0      3.87
     8 FEB 0      3.88
     9 FEB 0      3.85
     10 FEB 0     3.86
     11 FEB 0     3.85
     14 FEB 0     3.86
     15 FEB 0     3.88
     16 FEB 0     3.9
     17 FEB 0     3.89
     18 FEB 0     3.89
     21 FEB 0     3.94
     22 FEB 0     3.94
     23 FEB 0     3.93
     24 FEB 0     3.95
     25 FEB 0     3.94
     28 FEB 0     3.96
     29 FEB 0     3.95
     1 MAR 0      3.95
     2 MAR 0      3.96
     3 MAR 0      3.93
     6 MAR 0      3.96
     7 MAR 0      4
     8 MAR 0      3.99
     9 MAR 0      4.02
     10 MAR 0     4.04
     13 MAR 0     4.04
     14 MAR 0     4.05
     15 MAR 0     4.07
     16 MAR 0     4.03
     17 MAR 0     4.07
     20 MAR 0     4.07
     21 MAR 0     4.02
     22 MAR 0     4.06
     23 MAR 0     4.05
     24 MAR 0     4.08
     27 MAR 0     4.09
     28 MAR 0     4.06
     29 MAR 0     4.08
     30 MAR 0     4.1
     31 MAR 0     4.1
     3 APR 0      4.07
     4 APR 0      4.09
     5 APR 0      4.1
     6 APR 0      4.08
     7 APR 0      4.09
     10 APR 0     4.11
     11 APR 0     4.12
     12 APR 0     4.11
     13 APR 0     4.12
     14 APR 0     4.11
     17 APR 0     4.13
     18 APR 0     4.13
     19 APR 0     4.14
     20 APR 0     4.17
     21 APR 0     4.16
     24 APR 0     4.15
     25 APR 0     4.14
     26 APR 0     4.16
     27 APR 0     4.19
     28 APR 0     4.24
     1 MAY 0      4.21
     2 MAY 0      4.29
     3 MAY 0      4.32
     4 MAY 0      4.33
     5 MAY 0      4.35
     8 MAY 0      4.36
     9 MAY 0      4.38
     10 MAY 0     4.36
     11 MAY 0     4.39
     12 MAY 0     4.38
     15 MAY 0     4.38
     16 MAY 0     4.4
     17 MAY 0     4.41
     18 MAY 0     4.43
     19 MAY 0     4.42
     22 MAY 0     4.4
     23 MAY 0     4.44
     24 MAY 0     4.4
     25 MAY 0     4.37
     26 MAY 0     4.35
     29 MAY 0     4.39
     30 MAY 0     4.4
     31 MAY 0     4.41
     1 JUN 0      4.39
     2 JUN 0      4.39
     5 JUN 0      4.38
     6 JUN 0      4.41
     7 JUN 0      4.4
     8 JUN 0      4.45
     9 JUN 0      4.45
     12 JUN 0     4.45
     13 JUN 0     4.45
     14 JUN 0     4.43
     15 JUN 0     4.41
     16 JUN 0     4.38
     19 JUN 0     4.42
     20 JUN 0     4.39
     21 JUN 0     4.44
     22 JUN 0     4.44
     23 JUN 0     4.46
     26 JUN 0     4.46
     27 JUN 0     4.46
     28 JUN 0     4.45
     29 JUN 0     4.43
     30 JUN 0     4.47
     3 JUL 0      4.48
     4 JUL 0      4.47
     5 JUL 0      4.47
     6 JUL 0      4.47
     7 JUL 0      4.45
     10 JUL 0     4.48
     11 JUL 0     4.48
     12 JUL 0     4.51
     13 JUL 0     4.51
     14 JUL 0     4.49
     17 JUL 0     4.49
     18 JUL 0     4.51
     19 JUL 0     4.52
     20 JUL 0     4.53
     21 JUL 0     4.5
     24 JUL 0     4.52
     25 JUL 0     4.52
     26 JUL 0     4.53
     27 JUL 0     4.54
     28 JUL 0     4.56
     31 JUL 0     4.49
     1 AUG 0      4.54
     2 AUG 0      4.56
     3 AUG 0      4.54
     4 AUG 0      4.54
     7 AUG 0      4.55
     8 AUG 0      4.54
     9 AUG 0      4.54
     10 AUG 0     4.55
     11 AUG 0     4.61
     14 AUG 0     4.64
     15 AUG 0     4.63
     16 AUG 0     4.63
     17 AUG 0     4.66
     18 AUG 0     4.66
     21 AUG 0     4.65
     22 AUG 0     4.68
     23 AUG 0     4.64
     24 AUG 0     4.68
     25 AUG 0     4.68
     28 AUG 0     4.7
     29 AUG 0     4.71
     30 AUG 0     4.68
     31 AUG 0     4.67
     1 SEP 0      4.63
     4 SEP 0      4.63
     5 SEP 0      4.64
     6 SEP 0      4.65
     7 SEP 0      4.66
     8 SEP 0      4.65
     11 SEP 0     4.65
     12 SEP 0     4.64
     13 SEP 0     4.63
     14 SEP 0     4.63
     15 SEP 0     4.6
     18 SEP 0     4.61
     19 SEP 0     4.61
     20 SEP 0     4.63
     21 SEP 0     4.62
     22 SEP 0     4.63
     25 SEP 0     4.62
     26 SEP 0     4.67
     27 SEP 0     4.66
     28 SEP 0     4.74
     29 SEP 0     4.73
     2 OCT 0      4.74
     3 OCT 0      4.75
     4 OCT 0      4.69
     5 OCT 0      4.75
     6 OCT 0      4.74


THE TECHNOLOGY INDUSTRY SLOWDOWN

     We believe in the technology revolution. We also believe technology activity is cyclical. The global upswing over the past year helped lift technology, as highlighted by the 53% year to year August increase in world semi-conductor sales. Conversely, a global slowdown is likely to slow technology. (In the 1995 and 1998 economic slowdowns, world semi-conductor sales declined almost 20% year to year both times). Indeed, a technology slowdown is unfolding: there has been an explosion in dot.com company problems; many technology companies have either been downgraded or announced earnings warnings (e.g., Intel, Dell, Apple, Oracle, and Nextel). Our survey of technology companies, according to industry growth and sales expectations (although still at a high level) have clearly begun to decline.

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONTINUED)
--------------------------------------------------------------------------------

ISI Tech Companies Sales Survey
0 = Weak 100 = Strong
[line graph omitted] plot
points as follows:

 2-May-97                                                   55
 9-May-97                                                   55
 16-May-97                                                  55
 23-May-97                                                  55
 30-May-97                                                  55
 6-Jun-97                                                   53.1
 13-Jun-97                                                  53.1
 20-Jun-97                                                  63.1
 27-Jun-97                                                  63.1
 4-Jul-97                                                   56.5
 11-Jul-97                                                  56.5
 18-Jul-97                                                  69
 25-Jul-97                                                  69
 1-Aug-97                                                   69
 8-Aug-97                                                   69
 15-Aug-97                                                  71.9
 22-Aug-97                                                  71.9
 29-Aug-97                                                  71
 5-Sep-97                                                   71
 12-Sep-97                                                  71.5
 19-Sep-97                                                  71.5
 26-Sep-97                                                  74.2
 3-Oct-97                                                   74.2
 10-Oct-97                                                  74.6
 17-Oct-97                                                  74.6
 24-Oct-97                                                  71.9
 31-Oct-97                                                  71.9
 7-Nov-97                                                   74.4
 14-Nov-97                                                  74.4
 21-Nov-97                                                  67.5
 28-Nov-97                                                  67.5
 5-Dec-97                                                   64.3
 12-Dec-97                                                  64.3
 19-Dec-97                                                  67.5
 26-Dec-97                                                  67.5
 2-Jan-98                                                   68.3
 9-Jan-98                                                   68.3
 16-Jan-98                                                  66.7
 23-Jan-98                                                  66.7
 30-Jan-98                                                  65.4
 6-Feb-98                                                   65.4
 13-Feb-98                                                  66.3
 20-Feb-98                                                  66.3
 27-Feb-98                                                  66.3
 6-Mar-98                                                   66.3
 13-Mar-98                                                  66.3
 20-Mar-98                                                  66.3
 27-Mar-98                                                  65
 3-Apr-98                                                   65
 10-Apr-98                                                  64.6
 17-Apr-98                                                  64.6
 24-Apr-98                                                  64.6
 1-May-98                                                   64.6
 8-May-98                                                   62.9
 15-May-98                                                  62.9
 22-May-98                                                  61.7
 29-May-98                                                  61.7
 5-Jun-98                                                   63.9
 12-Jun-98                                                  63.9
 19-Jun-98                                                  63.6
 26-Jun-98                                                  63.6
 3-Jul-98                                                   62.9
 10-Jul-98                                                  62.9
 17-Jul-98                                                  63.2
 24-Jul-98                                                  63.2
 31-Jul-98                                                  61.4
 7-Aug-98                                                   61.4
 14-Aug-98                                                  61.8
 21-Aug-98                                                  61.8
 28-Aug-98                                                  60
 4-Sep-98                                                   60
 11-Sep-98                                                  60
 18-Sep-98                                                  60
 25-Sep-98                                                  58.6
 2-Oct-98                                                   58.6
 9-Oct-98                                                   56.4
 16-Oct-98                                                  56.4
 23-Oct-98                                                  56.4
 30-Oct-98                                                  56.4
 6-Nov-98                                                   54.6
 13-Nov-98                                                  54.6
 20-Nov-98                                                  58.9
 27-Nov-98                                                  58.9
 4-Dec-98                                                   60
 11-Dec-98                                                  60
 18-Dec-98                                                  58.2
 25-Dec-98                                                  58.2
 1-Jan-99                                                   58.9
 8-Jan-99                                                   58.9
 15-Jan-99                                                  60.4
 22-Jan-99                                                  60.4
 29-Jan-99                                                  61.1
 5-Feb-99                                                   61.1
 12-Feb-99                                                  61.4
 19-Feb-99                                                  61.4
 26-Feb-99                                                  57.2
 5-Mar-99                                                   57.2
 12-Mar-99                                                  59.1
 19-Mar-99                                                  59.1
 26-Mar-99                                                  58.1
 2-Apr-99                                                   58.1
 9-Apr-99                                                   56.7
 16-Apr-99                                                  56.7
 23-Apr-99                                                  57.2
 30-Apr-99                                                  57.2
 7-May-99                                                   55.9
 14-May-99                                                  55.9
 21-May-99                                                  59.1
 28-May-99                                                  59.1
 4-Jun-99                                                   65.3
 11-Jun-99                                                  65.3
 18-Jun-99                                                  68.4
 25-Jun-99                                                  68.4
 2-Jul-99                                                   68.8
 9-Jul-99                                                   68.8
 16-Jul-99                                                  69.1
 23-Jul-99                                                  69.1
 30-Jul-99                                                  65.9
 6-Aug-99                                                   65.9
 13-Aug-99                                                  65.9
 20-Aug-99                                                  65.9
 27-Aug-99                                                  64.4
 3-Sep-99                                                   64.4
 10-Sep-99                                                  64.1
 17-Sep-99                                                  64.1
 24-Sep-99                                                  66.9
 1-Oct-99                                                   66.9
 8-Oct-99                                                   71.9
 15-Oct-99                                                  71.9
 22-Oct-99                                                  70.3
 29-Oct-99                                                  70.3
 5-Nov-99                                                   70.3
 12-Nov-99                                                  70.3
 19-Nov-99                                                  70.3
 26-Nov-99                                                  70.3
 3-Dec-99                                                   73.4
 10-Dec-99                                                  73.4
 17-Dec-99                                                  65
 24-Dec-99                                                  65
 31-Dec-99                                                  65
 7-Jan-00                                                   65
 14-Jan-00                                                  68.8
 21-Jan-00                                                  68.8
 28-Jan-00                                                  66.3
 4-Feb-00                                                   66.3
 11-Feb-00                                                  72.5
 18-Feb-00                                                  72.5
 25-Feb-00                                                  72.8
 3-Mar-00                                                   72.8
 10-Mar-00                                                  72
 17-Mar-00                                                  72
 24-Mar-00                                                  72.2
 31-Mar-00                                                  72.2
 7-Apr-00                                                   75.9
 14-Apr-00                                                  75.9
 21-Apr-00                                                  77.5
 28-Apr-00                                                  77.5
 5-May-00                                                   77.5
 12-May-00                                                  77.5
 19-May-00                                                  77.5
 26-May-00                                                  77.5
 2-Jun-00                                                   76.7
 9-Jun-00                                                   76.7
 16-Jun-00                                                  73.6
 23-Jun-00                                                  73.6
 30-Jun-00                                                  73.6
 7-Jul-00                                                   73.6
 14-Jul-00                                                  75
 21-Jul-00                                                  75
 28-Jul-00                                                  75.3
 4-Aug-00                                                   75.3
 11-Aug-00                                                  75.3
 18-Aug-00                                                  75.3
 25-Aug-00                                                  73.9
 1-Sep-00                                                   73.9
 8-Sep-00                                                   73.9
 15-Sep-00                                                  73.9
 22-Sep-00                                                  73.1
 29-Sep-00                                                  73.1
 6-Oct-00                                                   70

AMERICAN POLITICS

     The election gave neither party a mandate. From a legislation-passing point of view, the House and Senate are deadlocked. Political gridlock seems the most likely result. The bond market enjoyed many aspects of the 1990's gridlock, especially the budget surplus outcome. The markets seem to be emphasizing the positive aspects of a political standoff. It is possible that the results could also be a something for everyone budget. The spending surge and tax cuts that resulted during the 1980's gridlock would be the precedent for a big budget outcome. Politics has the ability to both help and hurt interest rates in the coming year.

OUTLOOK FOR MEXICO

OVERVIEW

     The news about the Mexican economy keeps improving. Real GDP jumped 7.9% year on year during the first quarter of 2000 and 7.6% in the second quarter. These are the best quarterly growth results since the second quarter of 1997, when the economy was emerging from a deep recession. Meanwhile, inflation's decline has continued, and real wages have maintained a moderate but steady climb since May 1999.

     Post-election Mexico appears less troublesome than feared and Vicente Fox's victory should improve the economy's growth prospects by attracting higher levels of investment. The transition from Zedillo to Fox should be relatively smooth, minimizing any possible disruption to direct or portfolio investment. In fact, Fox plans to work alongside PRI and other opposition party officials on the upcoming budget before he assumes the presidency in December. Growth prospects remain strong due to Fox's vow to continue the pro-trade, pro-investment economic reforms begun by his predecessors. In addition, Fox's victory has reminded investors that Mexico is indeed a multi-party democracy, which should further benefit the country's reputation as a safe investment haven.

     All of these factors are leading to a significant improvement in business sentiment. This change seems justified based on available evidence. Barring an unexpected economic crisis in the United States, exports should remain strong throughout 2000. Meanwhile, recovering wages, falling unemployment, and political optimism are contributing to a bounce-back in domestic sales. Fox will have to contend with a racing economy in the short term, however, as a strong currency and increased pre-election public spending have boosted consumer demand and threaten to raise consumer prices. Still, while a repetition of the 1994-95 debacle seems unlikely, a burst of uncritical optimism is equally unjustified.

ECONOMIC OUTLOOK

     Growth has accelerated in recent months. Real GDP jumped 7.9% year on year during the first quarter of 2000 and a surprising 7.6% in the second quarter. The pace of growth is close to our expec-

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONTINUED)
--------------------------------------------------------------------------------

tations, but based on the newly released numbers, we have slightly increased our growth forecast for 2000 from 5.8% to 6.2%. There is a significant rate of risk to this forecast, arising largely from the uncertain timing of a likely slowdown in the United States. Nonetheless, the extraordinary strength in some sectors of the economy during the first half suggests that there is some upside potential too.

     The fast growth in commerce, transportation, and generally in the service sectors of the economy during the first half of 2000, reflects the ongoing recovery in domestic consumption, which is in turn the result of a coincidence of favorable factors. These include a looser fiscal purse (thanks to the recent elections), but perhaps more importantly, a general improvement in economic fundamentals. Inflation has dropped rapidly in recent months. The peso has been rather stable, while interest rates and open unemployment have declined. Thus, at this time, economic growth is supported by both a healthy external demand as well as recovering domestic market. These conditions are likely to lead to strong growth in the second half as well. Although the economy will likely remain strong through the end of the year (with real GDP growth of 6.2%), monetary tightening in the United States, plus some fiscal tightening after the elections, are likely to lead to a moderate Mexican slowdown in 2000 (real growth of 5%).

INFLATION
     Helped by a very strong peso, the global disinflationary pressures of 1998-99, and prudent monetary policy, consumer price inflation is declining steadily. In addition, the strong interdependence between Mexico and the United States has helped lower inflation. The consensus estimate of 29 private sector economists was that inflation would fall to 9.1% by the end of 2000. Estimates for next year's average inflation are 8.2%, as strong anticipated consumer spending holds up more improvement.

     The global deflationary forces set into motion by the Asian crisis, plus the economic slowdown of 1999, helped lower inflation to the lowest level since the 1995 crisis. Downward momentum in inflation is aided by a strengthening peso and the willingness of the Mexican government to exercise political pressure over both businesses and unions. Unless there is a significant political shock or another event that leads to a sharp peso weakening, that goal appears within reach.

POLITICS
     The main tenets of macroeconomic policy in Mexico are unlikely to be modified by Fox's victory in the July elections. NAFTA has locked the Mexican economy into an arrangement that guarantees openness and increased liberalization of all of its markets. The 1995 peso crisis sped up the process and contributed to making economic management more transparent. In the short run, there is little indication of any significant change in emphasis in macroeconomic policy. Fox faces a divided Congress and tremendous voter expectations -- how he manages these are key to a successful opening year for his administration. Fox has promised a great number of new projects financed by tax reforms. This seems a difficult task given he does not have a majority in Congress. It will be important for him to pass his first test, the 2001 budget, utilizing a bipartisan coalition. After that, new tax and spending measures will be necessary for him to carry out even a small number of his election promises.

CURRENCY
     The peso remained remarkably stable in the months leading up the elections, supported by the country's upgrade to investment grade by Moody's

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONTINUED)
--------------------------------------------------------------------------------

and to BB+ by Standard & Poor's Ratings. Since the elections, however, the currency has appreciated steadily, buoyed by improved consumer and business confidence in the country's prospects for growth and increased foreign investment. The currency ended September around 9.44 peso/dollar, after surprising 10.0 in the days before the election.

     High oil prices, improving expectations, and healthy capital inflows are likely to keep the peso relatively strong in the near term. Politics will play an important role in determining the path of the peso in 2000, though. The peso could weaken slightly in the wake of July's elections, but both domestic and foreign financial markets appear to have responded favorably to Fox's surprising victory. The probable widening of the trade deficit is another factor that will weigh on the peso, leading to a weaker exchange rate, which we now estimate will be about ten/dollar a year from now.

CURRENT ACCOUNTS
     The current-account deficit dropped to $14 billion in 1999 -- or 2.9% of GDP. Although import growth is outpacing exports, the monthly trade-deficit figures are not troublesome, largely because oil revenues are much higher on a year-over-year comparison. Excluding oil, however, the trend is toward a widening external deficit, as the economic recovery accelerates in the next few months.

     Boosted by the continuation of strong growth in the United States, Mexican exports have continued to expand rapidly. Export volumes in 2000 should grow at a slightly slower pace than in 1999, but total export revenues will grow at roughly the same rate in both years, helped by sharp increase in oil prices that started in the second quarter of 1999. Import activity will remain strong, as domestic demand benefits from a moderately expansive fiscal policy and continued export-sector strength.

LONG TERM OUTLOOK
     As a result of NAFTA membership, Mexico enjoys a privileged opportunity to accelerate its pace of economic expansion. We currently anticipate real GDP growth to average near 5% over the next several years, but the likelihood of periods of expansion well above this level is high. The country's ability to reach that goal will depend on whether it can reduce political risk, carry out fiscal reforms, create an appropriate legal framework for the financial system, and invest in the physical and social infrastructure needed to take full advantage of NAFTA-related opportunities.

OUTLOOK FOR CANADA

OVERVIEW
     Recently economic reports painted a very familiar picture -- steady growth accompanied by subdued inflation. There are no compelling reasons for the Bank of Canada to shift gears on the interest rate front. However, despite this benign backdrop, the Canadian dollar suffered its worst three-day performance since July as political winds caused the currency to flutter. More on that later. The Canadian Government bond is a top quality credit because of its good economy, low inflation and positive trade balance. However, with the possibility of a national election around the corner, the political uncertainty may create some volatility for the Canadian dollar.

THE ECONOMY
     In  July,  real  GDP  advanced  by  0.3%,   slightly  more  than  consensus
expectations. The gain left real GDP growth up 2.9% at an annual rate which is above second quarter levels. July's report confirms the

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONCLUDED)
--------------------------------------------------------------------------------

increasing dominance of the domestic economy, with output in the service-producing industries rising 0.4% in the month. The bulk of the gain came in retail trade (+1.5%) and wholesale trade (+0.6%). However, the report also pointed to a recovery in manufacturing after a weather-related downturn in the early part of the year.

     If growth in the third quarter comes in at current levels, it will mark the eighth consecutive quarter of above-trend growth. Normally, this would make central bankers nervous about a surge in inflation. However, price reports are hardly flashing warning signals at this stage. The most recent report on core consumer price inflation showed a year on year advance of just 1.5% in August and the report on producer prices for the month showed a modest gain of just 0.2% in the month and 0.1% excluding energy.

     As in the US, the Canadian employment picture is tight. September's job report showed a surprisingly large gain of 56,300 new jobs. The unemployment rate fell to 6.8%, which is high by US standards, but it represents a 30 year low for Canada.

POLITICS
     Political developments dominated the news recently. Not only was there the death of Pierre Trudeau, former prime minister and the most dominant Canadian political figure of the past half century, but the party he once led moved ever closer to an Autumn election.

     Currently the Liberals are well ahead in the polls and are projected to gain seats if the election were held today. Calling for an early election could set off a negative reaction to using the law to grab another term. The currency markets are sensitive to these political risks. ISI expects the Liberals will maintain a majority in the next Parliament.

     Early indicators suggest this election will be a costly one. In recent weeks, the Liberals have announced: 1) an agreement with the provinces on health care that will cost C$3.5bn more than planned in the 2000/01 fiscal year and C$23.4 in aggregate over the next four years; 2) a cut in employment insurance
(EI) premiums of C$1.2bn on a full-year basis; and 3) a broadening of benefits that will cost C$500mn. In terms of `new' money, the EI initiative will reduce the surplus by roughly C$1bn per year beyond what was planned in the most recent budget. We expect the federal budget surplus for the current fiscal year to be C$20bn. However, most of the surplus (C$11.4bn) has been accumulated in the first third of the year, prior to the mid-year cut in middle income tax rates. The `running rate' for the surplus over the next year and a half may be closer to C$15bn.

     Thus, with almost C$5bn in new spending already pledged, there is not a lot of room to promise more expenditure. This is particularly true if the Liberals are going to meet commitments to accelerate income tax cuts and pay down debt by more than the $3bn per year earmarked as a contingency reserve.

     The threat of freer spending and political uncertainty is another factor behind the recent weakness in the Canadian dollar, which is following a similar pattern as it did prior to the June 1997 election. As the Liberal's popularity waned into the summer of 1997, and a minority government appeared more possible, the dollar lost roughly three US cents in value. Also, the Bloq Quebecois party has yet to forcefully push the Quebec separatist option, popularity polls are due and there may soon be a provincial election in Quebec. This would then be the first step to another referendum on separation from the rest of Canada.

--------------------------------------------------------------------------------
 ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     The SEC calculation includes the impact of the Fund's currently effective 3.00% maximum sales charge. The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     These  total  returns   correspond  to  those   experienced  by  individual
shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

                           AVERAGE ANNUAL TOTAL RETURN
                           ---------------------------
                                    % Return with
  Periods ended 9/30/00:             Sales Charge1
  -----------------------           --------------
  One Year                                5.41%
  Five Years                              6.78%
  Since Inception (1/15/93)               5.40%


--------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and reflect the Fund's 3.00% maximum sales charge. Performance would have been lower during the specified period if certain fees and expenses had not been waived by the Fund.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2000
(UNAUDITED)

                                                     INTEREST        MATURITY         PAR/NOMINAL        MARKET
SECURITY                                               RATE            DATE             VALUE1            VALUE
---------------------------------------------------------------------------------------------------------------------------
CANADIAN SECURITIES -- 15.7%
Canadian Global Bond                                  6.375%         7/21/05          $ 4,000,000      $ 3,963,700
Canadian Global Bond                                   6.75%         8/28/06            4,750,000        4,767,456
Canadian Global Bond                                   5.25%         11/5/08            5,750,000        5,223,904
                                                                                                       -----------
   TOTAL CANADIAN SECURITIES
      (Cost $13,870,844) .........................................................................      13,955,060
                                                                                                       -----------
MEXICAN SECURITIES -- 14.6%
Mexican Cetes2                                        16.40%4        12/7/00          P 2,089,490        2,145,071
Mexican Cetes2                                        16.85%4        2/22/01            2,073,662        2,055,288
Mexican Cetes2                                        16.85%4        3/22/01            2,132,943        2,088,424
Mexican Cetes2                                        16.65%4        4/19/01              567,336          549,407
Mexican Cetes2                                        16.65%4        7/12/01            1,159,148        1,084,001
Mexican Cetes2                                        16.65%4         9/6/01            1,080,547          987,898
Mexican Udibonos3                                      6.00%        11/23/00               93,033        2,759,336
Mexican Udibonos3                                      6.50%         5/24/01               42,196        1,258,340
                                                                                                       -----------
   TOTAL MEXICAN SECURITIES
      (Cost $12,195,320) .........................................................................      12,927,765
                                                                                                       -----------
CORPORATE NOTES -- 3.4%
Wal Mart Stores                                       6.875%         8/10/09          $ 3,000,000        2,974,800
                                                                                                       -----------
   TOTAL CORPORATE NOTES
      (Cost $2,961,597) ..........................................................................       2,974,800
                                                                                                       -----------
US SECURITIES -- 43.0%
US Treasury Bond                                     10.375%        11/15/12            6,500,000        8,086,409
US Treasury Bond                                      8.875%         2/15/19            5,000,000        6,498,440
US Treasury Bond                                      8.125%         8/15/19            6,550,000        7,999,187
US Treasury Bond                                      7.875%         2/15/21            2,750,000        3,306,875
US Treasury Bond                                      8.125%         8/15/21            2,900,000        3,579,687
US Treasury Note                                       6.00%         8/15/04            6,000,000        6,021,096
US Treasury STRIP                                     6.185%4        5/15/17            7,250,000        2,634,411
                                                                                                       -----------
   TOTAL US SECURITIES
      (Cost $39,709,805) .........................................................................     $38,126,105
                                                                                                       -----------

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                     INTEREST        MATURITY         PAR/NOMINAL        MARKET
SECURITY                                               RATE            DATE             VALUE1            VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.6%
   GOLDMAN SACHS & CO., 6.42% Dated 09/29/00,
      to be repurchased on 10/02/00,
      collateralized by US Treasury Bond with
      a par value of $6,093,000, coupon rate
      of 10.375%, due 11/15/12, with a market
      value of $6,214,926
      (Cost $6,093,000)                                6.42%          10/2/00         $ 6,093,000     $ 6,093,000
   J.P. MORGAN SECURITIES INC., 6.40%
      Dated 09/29/00, to be repurchased on
      10/02/00, collateralized by US Treasury
      Note with a par value of $6,092,000,
      coupon rate of 5.75%, due 06/30/01,
      with a market value $6,214,696
      (Cost $6,092,000)                                6.40%          10/2/00           6,092,000       6,092,000
   MORGAN STANLEY & CO.,6.45% Dated 09/29/00,
      to be repurchased on 10/02/00,
      collateralized by US Treasury Bond with
      a par value of $6,093,000, coupon rate
      of 10.00%, due 05/15/10, with a market
      value of $6,246,156
      (Cost $6,093,000)                                6.45%          10/2/00           6,093,000       6,093,000
                                                                                                       -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $18,278,000) .........................................................................      18,278,000
                                                                                                       -----------
TOTAL INVESTMENTS -- 97.3%
      (Cost $87,015,566)5 ........................................................................      86,261,730
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7% .....................................................      2,347,169
                                                                                                       -----------
NET ASSETS-- 100.0% ..............................................................................     $88,608,899
                                                                                                       ===========

-------------------------------------------------------------------------------
1 Par value is shown in local currency: Mexican pesos (P) and US dollars ($). 2 Cetes are short-term Mexican government debt securities.
3 Udibonos are securities issued by the Mexican Government and are redeemed at face value at maturity. Face value is adjusted for changes in the Mexican Consumer Price Index. The interest rate is fixed and payable every 182 days.
4  Yield as of September 30, 2000.
5 Also aggregate cost for federal tax purposes. See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
ASSETS:
    Investments, at Value (Cost $87,015,566) ....................   $86,261,730
    Cash ........................................................           456
    Receivable for Shares of Beneficial Interest Subscribed .....     1,678,365
    Dividend and Interest Receivable ............................       809,190
    Prepaid Expenses and Other ..................................        10,619
                                                                    -----------
       Total Assets .............................................    88,760,360
                                                                    -----------
LIABILITIES:
    Payable for Shares of Beneficial Interest Redeemed ..........        47,128
    Accrued Expenses and Other ..................................       104,333
                                                                    -----------
       Total Liabilities ........................................       151,461
                                                                    -----------
Net Assets ......................................................   $88,608,899
                                                                    ===========
COMPOSITION OF NET ASSETS:
    Paid-in Capital .............................................    90,987,155
    Accumulated Net Realized Loss from Investment Transactions ..      (450,431)
    Net Unrealized Depreciation on Investments ..................      (753,836)
    Distributions in Excess of Income ...........................    (1,173,989)
                                                                    -----------
Net Assets ......................................................    88,608,899
                                                                    ===========
Net Asset Value and Redemption Price Per Share:
    ($88,608,899 / 11,103,026 shares outstanding) .....................   $7.98
                                                                          =====
Maximum OfferingPrice Per Share:
    ($7.98 / .970) ....................................................   $8.23
                                                                          =====

--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
(UNAUDITED)

STATEMENT OF OPERATIONS

                                                                 FOR THE SIX
                                                                 MONTHS ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
    Interest .....................................................   $2,522,019
                                                                     ----------
EXPENSES:
    Investment advisory fee ......................................      146,558
    Distribution fee .............................................      146,558
    Administration fee ...........................................       36,499
    Professional fee .............................................       33,275
    Accounting fee ...............................................       30,590
    Printing and postage fees ....................................       27,159
    Transfer agent fee ...........................................       22,989
    Registration fee .............................................       11,518
    Director's fees ..............................................        4,021
    Custodian fees ...............................................        1,071
    Miscellaneous ................................................          367
                                                                     ----------
       Total expenses ............................................      460,605
    Less: Fees waived ............................................       (1,030)
                                                                     ----------
       Net expenses ..............................................      459,575
                                                                     ----------
    Net investment income ........................................    2,062,444
                                                                     ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
    Net realized gain from securities transactions ...............       35,578
    Net realized gain from foreign currency transactions .........       16,445
    Change in unrealized appreciation/depreciation of investments       713,176
                                                                     ----------
    Net realized and unrealized gain on investments ..............      765,199
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $2,827,643
                                                                     ==========

--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX              FOR THE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                        SEPTEMBER 30, 20001      MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income ...............................................   $ 2,062,444            $  3,338,339
    Net realized gain (loss) from investment and foreign
       currency transactions ............................................        52,023                (240,023)
    Change in unrealized appreciation/depreciation of investments .......       713,176                (244,681)
    Change in net unrealized appreciation/depreciation on
       translation of other assets and liabilities denominated
       in foreign currencies ............................................            --                     855
                                                                            -----------            ------------
    Net increase in net assets resulting from operations ................     2,827,643               2,854,490
                                                                            -----------            ------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ...............................................    (2,067,887)             (3,338,339)
    Return of Capital ...................................................    (1,173,989)             (1,722,666)
    Short-term capital gains ............................................            --                (261,956)
    Long-term capital gains .............................................            --                      --
                                                                            -----------            ------------
    Total distributions .................................................    (3,241,876)             (5,322,961)
                                                                            -----------            ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of 3,915,328 and 2,445,221
       shares, respectively .............................................    31,009,735              19,725,696
    Value of 191,794 and 284,345 shares issued in
       reinvestment of dividends, respectively ..........................     1,526,495               2,275,602
    Cost of 652,650 and 1,717,373 shares
       repurchased, respectively ........................................    (5,210,398)            (13,726,104)
                                                                            -----------            ------------
    Increase in net assets derived from
       capital share transactions .......................................    27,325,832               8,275,194
                                                                            -----------            ------------
    Total increase in net assets ........................................    26,911,599               5,806,723
NET ASSETS:
    Beginning of period .................................................    61,697,300              55,890,577
                                                                            -----------            ------------
    End of period .......................................................   $88,608,899            $ 61,697,300
                                                                            ===========            ============

--------------------------------------------------------------------------------
1 Unaudited.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------


FINANCIAL HIGHTLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   FOR THE SIX
                                                  MONTHS ENDED                FOR THE YEARS ENDED MARCH 31,
                                                  SEPTEMBER 30,    --------------------------------------------------------
                                                      20001         2000       1999       1998       1997      1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period ........ $  8.07       $  8.42    $  8.74    $  8.29    $  8.37   $  8.06
                                                    -------       -------    -------    -------    -------   -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .........................    0.25          0.49       0.60       0.61       0.75      0.81
    Net realized and unrealized gain/(loss)
       on investments .............................    0.02         (0.12)     (0.09)      0.56      (0.11)     0.22
                                                    -------       -------    -------    -------    -------   -------
    Total from Investment Operations ..............    0.27          0.37       0.51       1.17       0.64      1.03
                                                    -------       -------    -------    -------    -------   -------
LESS DISTRIBUTIONS:
   Dividends from net investment income
     and short-term capital gains .................   (0.25)        (0.49)     (0.60)     (0.67)     (0.26)       --
   Distribution in excess of net
     investment income ............................      --            --         --      (0.05)        --        --
   Distribution from long-term
     capital gains ................................      --            --      (0.23)        --         --        --
   Return of capital                                  (0.11)        (0.23)        --         --      (0.46)    (0.72)
 .................................................. -------       -------    -------    -------    -------   -------
   Total distributions ............................   (0.36)        (0.72)     (0.83)     (0.72)     (0.72)    (0.72)
                                                    -------       -------    -------    -------    -------   -------
   Net asset value, end of period ................. $  7.98       $  8.07    $  8.42    $  8.74    $  8.29   $  8.37
                                                    =======       =======    =======    =======    =======   =======
TOTAL RETURN2 .....................................    3.44%         4.82%      5.96%     14.65%      7.90%    12.97%
RATIOS TO AVERAGE NET ASSETS:
   Expenses3 ......................................    1.25%5        1.25%      1.25%      1.25%      1.25%     1.25%
   Net investment income4 .........................    5.62%5        5.59%      5.79%      7.17%      8.99%     9.49%
SUPPLEMENTAL DATA:
   Net assets at end of period (000) .............. $88,609       $61,697    $55,891    $52,018    $51,966   $60,860
   Portfolio turnover rate ........................
      21%           32%       173%       125%        46%      125%

--------------------------------------------------------------------------------
1  Unaudited.
2  Total return excludes the effect of sales charges.
3 Without the waiver of advisory fees (Note B), the ratio of expenses to average net assets would have been 1.26%, 1.41%, 1.42%, 1.28%, 1.58% and 1.47% for the period ended September 30, 2000, and the years endedMarch 31, 2000, 1999, 1998, 1997 and 1996, respectively.
4 Without the waiver of advisory fees (Note B), the ratio of net investment income to average net assets would have been 5.61%, 5.43%, 5.62%, 7.14%, 8.66% and 9.27% for the period ended September 30, 2000, and the years endedMarch 31, 2000, 1999, 1998, 1997 and 1996, respectively.
5 Annualized

See accompanying Notes to Financial Statements.
14

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SIGNIFICANT ACCOUNTING POLICIES -- North American Government Bond Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on October 19, 1992, began operations January 15, 1993. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. It is designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

     The Fund consists of one share class, the ISI Shares, which are subject to a 3.00% maxi-mum front-end sales charge and a 0.40% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the income and expenses that we report for the period. Our estimates could be different from the actual results.

     The Fund's significant accounting policies are:

     VALUATION OF SECURITIES -- Debt securities are generally traded in the over-the-counter market. When there is an available market quotation, the Fund values a debt security by using the most recent price provided by an investment dealer. The Fund may also value a debt security by using a price from an independent pricing service that the Investment Advisor has determined reflects the obligation's fair market value. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     FOREIGN SECURITIES -- Beyond the risks common to all Bond investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests: adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value; accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies; or the currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could affect the value of the investment to US investors.

     REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION -- The Fund separates realized gains or losses resulting from foreign exchange rate changes and realized gains or losses resulting from market price changes.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Net realized foreign exchange rate gains or losses occur due to 1) sales of portfolio securities; 2) sales and maturities of short-term securities; 3) sales of foreign currencies; 4) currency gains or losses realized between the trade and settlement dates on securities transactions; and 5) differences between interest recorded on the Fund's books and the US dollar equivalent of interest that the Fund actually receives or pays.

     The Fund does not  separate its  unrealized  appreciation  or  depreciation
     resulting   from  foreign   exchange   rate  changes  and  its   unrealized
     appreciation or depreciation resulting from market price changes.

     FEDERAL INCOME TAX -- The Fund is organized as a regulated investment company. As long asit maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Income and expenses are recorded on an accrual basis. Income includes scientific amortization of premiums and accretion of discounts when appropriate. Dividend distributions to shareholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.25% of the Fund's average daily net assets.

     Investment Company Capital Corp. ("ICCC") is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC an annual fee based on the combined average daily net assets of the ISI Funds. This fee is calculated daily and paid monthly at the following annual rates:
     0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc. an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.40% of the Fund's average daily net assets.

C. CAPITAL SHARE TRANSACTIONS -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock.

D. INVESTMENT TRANSACTIONS -- Excluding short-term and US government obligations, purchases of investment securities aggregated $30,402,675 and sales of investment securities aggregated $11,880,628 for the period ended September 30, 2000. Purchases of US government obligations aggregated $9,949,938 and sales of US government obligations aggregated $11,233,833 for the period.

     At September 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,131,434 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $1,885,270.

E. FORWARD CURRENCY EXCHANGE CONTRACTS --Forward currency exchange contracts carry certain risks. These risks include the counter-parties' possible inability to meet the contract terms and the movements in currency values. There were no outstanding contracts as of September 30, 2000.

     FEDERAL INCOME TAX INFORMATION -- At March 31, 2000, there was a capital loss carryforward of $78,105, which expires in 2008. This carryforward will be used to offset future net capital gains, if any. In addition, the Fund has deferred post-October capital losses of $424,349 until the fiscal year ended March 31, 2001.

--------------------------------------------------------------------------------
     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

--------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                       ISI
                                 NORTH AMERICAN
                           GOVERNMENT BOND FUND SHARES
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS

Edward S. Hyman                                   Carrie L. Butler
CHAIRMAN                                          VICE PRESIDENT

R. Alan Medaugh                                   Felicia A. Emry
PRESIDENT                                         SECRETARY

Joseph R. Hardiman                                Amy M. Olmert
DIRECTOR                                          ASSISTANT SECRETARY

Louis E. Levy                                     Daniel O. Hirsch
DIRECTOR                                          ASSISTANT SECRETARY

Carl W. Vogt, Esq.                                Margaret M. Beeler
DIRECTOR                                          ASSISTANT VICE PRESIDENT

Nancy Lazar                                       Keith C. Reilly
VICE PRESIDENT                                    ASSISTANT VICE PRESIDENT

Edward J. Veilleux                                Charles A. Rizzo
VICE PRESIDENT                                    TREASURER




INVESTMENT OBJECTIVE

An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

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INVESTMENT ADVISOR
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ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175


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SHAREHOLDER SERVICING AGENT
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Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

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DISTRIBUTOR
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ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175